As filed with the Securities and Exchange Commission on August 3, 1998

                        File Nos. 333-42943 and 811-8567

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1

                                       and
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 2

                            SCHRODER SERIES TRUST II
                               Two Portland Square
                              Portland, Maine 04101

                                  207-879-1900

                             Cheryl O. Tumlin, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                               Alexandra Poe, Esq.
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

         It is proposed that this filing will become effective:

[ ]  immediately  upon  filing  pursuant  to  Rule  485,   paragraph  (b)
[ ]  on_______pursuant  to Rule 485,  paragraph (b)
[X]  60 days after filing pursuant to Rule 485,  paragraph (a)(1)
[ ]  on pursuant to Rule 485, paragraph (a)(1)
[ ]  75  days   after   filing   pursuant   to  Rule  485,   paragraph   (a)(2)
[ ]  on_______pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

         Title of Securities Being Registered: Class A Shares of Schroder All-Asia Fund, no par value. The series of the Registrant being registered is structured as a master-feeder fund; this amendment is also executed by Schroder Capital Funds.

                              CROSS REFERENCE SHEET

                                     PART A
         (Prospectus offering Class A Shares of Schroder All-Asia Fund)

Form N-1A Item                                                     Location in Prospectus
--------------                                                     ----------------------
Item No.
--------

Item 1.          Cover Page                                        Cover Page

Item 2.          Synopsis                                          EXPENSES OF INVESTING IN THE FUND

Item 3.          Condensed Financial Information                   FINANCIAL HIGHLIGHTS

Item 4.          General Description of Registrant                 INVESTMENT OBJECTIVE AND POLICIES; OTHER
                                                                   INFORMATION

Item 5.          Management of the Fund                            MANAGEMENT OF THE FUND

Item 5A.         Management's Discussion of Fund Performance       Not Applicable

Item 6.          Capital Stock and Other Securities                OTHER INFORMATION

Item 7.          Purchase of Securities Being Offered              INVESTMENT IN THE FUND

Item 8.          Redemption or Repurchase                          INVESTMENT IN THE FUND

Item 9.          Pending Legal Proceedings                         None


                              CROSS REFERENCE SHEET

                                     PART B
             (SAI offering Class A Shares of Schroder All-Asia Fund)

Form N-1A                                                     Location in SAI
---------                                                     ---------------
Item No.
--------

Item 10.        Cover Page                                    Cover Page

Item 11.        Table of Contents                             TABLE OF CONTENTS

Item 12.        General Information and History               OTHER INFORMATION

Item 13.        Investment Objectives and Policies            INVESTMENT OBJECTIVES AND POLICIES OF THE TRUST AND
                                                              RISK CONSIDERATIONS; INVESTMENT RESTRICTIONS

Item 14.        Management of the Fund                        MANAGEMENT

Item 15.        Control Persons and Principal Holders of      Not Applicable
                Securities

Item 16.        Investment Advisory and Other Services        MANAGEMENT; PORTFOLIO TRANSACTIONS; OTHER INFORMATION

Item 17.        Brokerage Allocation and Other Practices      PORTFOLIO TRANSACTIONS

Item 18.        Capital Stock and Other Securities            OTHER INFORMATION

Item 19.        Purchase, Redemption and Pricing of           ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                Securities Being Offered

Item 20.        Tax Status                                    TAXATION

Item 21.        Underwriters                                  MANAGEMENT; PORTFOLIO TRANSACTIONS

Item 22.        Calculation of Performance Data               None

Item 23.        Financial Statements                          APPENDIX B


SCHRODER ALL-ASIA FUND
CLASS A SHARES

The investment objective of Schroder All-Asia Fund is to seek long-term capital appreciation through investment primarily in equity securities of Asian companies. The Fund invests primarily in equity securities of Asian companies, namely, companies domiciled or doing business in established and emerging markets in Asia. Asian markets include China, Hong Kong SAR, India, Indonesia, Japan, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and others in the region that permit foreign investors to participate in their stock markets. The Fund is a non-diversified management investment company. The Fund is intended for investors who seek the aggressive growth potential of foreign markets and are willing to bear the special investment risks of investing in those markets.

The Fund currently invests substantially all of its assets in Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio, separately managed, non-diversified investment companies. Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Fund and each of the Portfolios. The Fund is a series of Schroder Series Trust II, a Delaware business trust (the "Trust").


This Prospectus explains concisely the information you should know before investing in the Fund's Class A shares. Please read it carefully and keep it for future reference. You can find more detailed information about the Trust and Fund in the September __, 1998 Statement of Additional Information ("SAI"), as amended from time to time. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). A free copy may be obtained without charge from the Trust by writing to P.O. Box 8507, Boston, Massachusetts 02266-8507 or by calling 1-800-464-3108. The SAI has been incorporated into this Prospectus by reference. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.


FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. FUND INVESTMENTS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN CANADA.


                                                           PROSPECTUS
                                                           SEPTEMBER __, 1998

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


                     SCHRODER SERIES TRUST II 1-800-464-3108
                             SCHRODER ALL-ASIA FUND

 SCHRODER CAPITAL FUNDS (DELAWARE) 1-800-290-9826            SCHRODER SERIES TRUST  1-800-464-3108
  SCHRODER INTERNATIONAL FUND                                 SCHRODER LARGE CAPITALIZATION EQUITY FUND
  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND               SCHRODER SMALL CAPITALIZATION VALUE FUND
  SCHRODER INTERNATIONAL BOND FUND                            SCHRODER MIDCAP VALUE FUND
  SCHRODER EMERGING MARKETS FUND                              SCHRODER INVESTMENT GRADE INCOME FUND
  SCHRODER U.S. EQUITY FUND                                   SCHRODER SHORT-TERM INVESTMENT FUND
  SCHRODER U.S. SMALLER COMPANIES FUND
  SCHRODER MICRO CAP FUND
  SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

================================================================================

EXPENSES OF INVESTING IN THE FUND

         Expenses are one of several factors to consider when investing in the Fund's Class A Shares. The "Shareholder Transaction Expenses" table below summarizes the maximum transaction costs you would incur by investing in the Fund. The "Annual Operating Expenses" table and related "Example" estimate the expenses that your investment in Class A Shares would incur based upon the Fund's anticipated expenses for its first fiscal year operating as an open-end investment company. Annual Operating Expenses include the Fund's pro rata portion of all anticipated operating expenses of the Portfolios in which the
Fund invests. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. See "Management of the Fund -- Expenses".

SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load Imposed on Purchase
        (as a percentage of offering price)(1)...........................................................5.25%
     Maximum Deferred Sales Load (as a percentage)........................................................None
     Maximum Sales Load Imposed on Reinvested Dividends (as a percentage).................................None
     Redemption Fee (based on net asset value of shares redeemed)(2)......................................None
     Exchange Fee None

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
     Management Fees (after waivers)(3)..................................................................0.53%
     12b-1 Fees...........................................................................................None
     Other Expenses:
         Shareholder Servicing Fee.......................................................................0.25%
         Other Expenses (after waivers)(4)...............................................................1.17%
     TOTAL OTHER EXPENSES (AFTER WAIVERS)(4).............................................................1.42%
TOTAL FUND OPERATING EXPENSES(3).........................................................................1.95%

     (1)  Maximum sales charge applicable to purchases of less than $25,000.
     (2) Shares received in connection with the conversion of Schroder Asian Growth Fund, Inc. are subject to a redemption fee of 2.00% for the six-month period following the conversion on March 20, 1998.
     (3) Management Fees include amounts the Fund expects to pay to SCMI for asset allocation and administrative services. The Fund pays asset allocation fees and administration fees to SCMI at the annual rates of 0.20% and 0.05%, respectively, of its average daily net assets. Management Fees also include: the Fund's pro rata portion of investment advisory fees paid by Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio at the annual rates of 0.70% and 0.55%, respectively, of their average daily net assets, and the Fund's pro rata portion of administration fees paid to SCMI by those Portfolios at the annual rate of 0.05% of their average daily net assets.SCMI and the administrator have volunteered to waive their compensation (and, if necessary to pay Fund expenses) to the extent that the Fund's total expenses exceed and annual rate of 1.95%. In the absence of such waivers, Management Fees would be 0.95% and

          Total Fund Operating Expenses would be 2.49%. The expenses shown above have been calculated on the basis of an allocation of 60% investment in Schroder Asian Growth Fund Portfolio and 40% investment in Schroder Japan Portfolio. If all of the Fund's assets were invested in Schroder Asian Growth Fund Portfolio, Management Fees would be 1.00%. Allocations of the Fund's assets between the two Portfolios will vary; SCMI does not presently intend to allocate all of the Fund's assets to Schroder Asian Growth Fund Portfolio.

     (4) Includes a pro rata portion of "Other Expenses" anticipated to be incurred by Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio at the annual rates of 0.54% and 0.61%, respectively, of their average daily net assets. In the absence of voluntary waivers, "Other Expenses" would be 1.29%.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return; and (2) redemption at the end of each time period. The example is based on the expenses listed above, assumes reinvestment of all dividends and other distributions, and assumes payment of the maximum sales charge. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL RETURNS WILL VARY.

         PERIOD                                      ASSUMING 5.25% LOAD
         ------                                      -------------------
         1 Year                                              $71
         3 Years                                            $111

FINANCIAL HIGHLIGHTS


     Presented below are financial highlights for the Fund and for Schroder Asian Growth Fund, Inc. (a closed-end management investment company). On March 20, 1998, the Fund, which had no previous operating history, acquired substantially all of the assets and liabilities of Schroder Asian Growth Fund, Inc. Financial information for periods prior to March 20, 1998 relates to Schroder Asian Growth Fund, Inc.; financial information for periods on and after that date relate to the Fund.

         The financial information below for Schroder Asian Growth Fund, Inc. may not be indicative of the Fund's performance as an open-end fund. The fees and expenses of the Fund differ from those of Schroder Asian Growth Fund, Inc. The Fund is an open-end investment company whose shares generally are purchased at the public offering price (which is based on net asset value and which includes a sales load, except in certain instances). Shares are redeemed at net asset value. In any case, the total investment return on an investment in the Fund in the future will be based only on the net asset value of the Class A Shares and not on any market value.


     The financial statements for the Fund for the period ended April 30, 1998 (including the financial highlights presented below) are unaudited and are incorporated by reference into the Statement of Additional Information. The financial statements of Schroder Asian Growth Fund, Inc. for the fiscal year ended October 31, 1997 (including the financial highlights presented below) have been audited by its independent accountants and are, together with the report of such independent accountants, incorporated by reference into the Statement of Additional Information. Further information about the performance of Schroder Asian Growth Fund, Inc. is contained in that Fund's Annual Report to Shareholders. Further information about the performance the Fund is contained in the Fund's Semi-Annual Report to Shareholders. Each of the reports may be obtained without charge by writing the Fund at P.O. Box 8507, Boston, Massachusetts 02266-8507 or by calling 1-800-464-3108. See "Management of the Fund" and "Other Information -- Fund Structure".




                                                                 November 1, 1997
                                                                      through                      For the Year Ended
                                                                  April 30, 1998                      October 31,
                                                                   (unaudited)(1)          1997           1996             1995
                                                                  ------------------  ----------------------------------------------
Net asset value, beginning of period                                 $9.34              $13.15            $12.62            $13.84
Investment operations:
  Net investment income (loss)                                     (0.01)(4)            (0.05)            (0.03)             0.02
  Net realized and unrealized gain (loss) on investments (net of estimated tax liability on Indian investments ) and
  foreign currency contracts                                         (1.16)             (3.66)             0.56             (1.24)
                                                                     ------             ------             ----             ------
Total from investment operations                                     (1.15)             (3.71)             0.53             (1.22)
                                                                     ------             ------             ----             ------
Less dividends from investment income-net                           -------             (0.09)           -------            -------
                                                                    -------             ------           -------            -------
Tender offer costs charged to paid-in-capital in excess of par      -------           (0.01)(9)          ----(5)            -------
                                                                    -------           =========          -------            -------
Net asset value, end of period                                       $8.19              $9.34             $13.15            $12.62
                                                                     =====              =====             ======            ======
Market value                                                                            $8.50             $12.00            $11.125
Total investment return based on(6):
  Market value                                                                         (28.62)%           7.87%             (7.29)%
  Net asset value                                                     N/A              (28.43)%           4.20%             (8.82)%
Ratio/Supplementary data:
  Net assets, end of period (Millions)                           $87,165(4)(7)         $150.41           $257.84            $247.49
  Ratio of expenses to average net assets                         1.87%(4)(7)           1.78%             1.57%              1.65%
  Ratio of expenses to average net assets excluding
    conversion costs                                                                    1.59%            -------            -------
                                                                                                         -------            -------
Ratio of net investment income (loss) to average net assets          0.26%             (0.31)%           (0.19)%             0.12%
Portfolio turnover rate                                               N/A               39.14%            34.71%            66.79%
Average commission rate per share(8)                                  N/A              $0.0142           $0.0224              N/A

(table continued)

  December 30,
   1993(2) to
   October 31,
        1994
-------------------
           $14.01(3)

             (0.01)


             (0.16)
             ------
             (0.17)
             ------
            -------
            -------
            -------
            -------
             $13.84
             ======
             $12.00

            (20.00)%
            (1.21)%

            $271.42
            1.59%(7)

            -------
            -------
           (0.10)%(7)
             19.76%
              N/A



(1)  The Fund commenced operations on March 23, 1998.
(2) Commencement of investment operations of Schroder Asian Growth Fund, Inc., the "Predecessor Fund".
(3)  Net of $0.09 offering expenses per share.
(4) Includes the Fund's proportionate share of income and expenses of each of the Portfolios.
(5)  Less than $0.01 per share.
(6) For the Predecessor Fund, total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Predecessor Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions charged on the purchase or sale of the Predecessor Fund's outstanding shares. Generally, a closed-end fund's total investment return based on net asset value will be higher than its total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, a closed-end fund's total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment returns for periods of less than one full year are not annualized.
(7)  Annualized.
(8) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which a commission is charged.
(9) Pursuant to a tender offer approved by the Board of Directors of the Predecessor Fund on February 10, 1997, the Predecessor Fund purchased 3.5 million shares for a total of $45,640,000.

INVESTMENT OBJECTIVE AND POLICIES

         The  Fund's   investment   objective  is  to  seek  long-term   capital
appreciation through investment primarily in equity securities of Asian companies. The Fund is intended for investors who seek the aggressive growth potential of foreign markets and are willing to bear the special investment risks of investing in those markets. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. The Fund is not intended for investors whose objective is assured income or preservation of capital. See "Other Investment Practices and Risk Considerations."

         The Fund currently seeks to achieve its investment objective by allocating its assets between Schroder Asian Growth Fund Portfolio ("Asia ex-Japan Portfolio") and Schroder Japan Portfolio ("Japan Portfolio"), separately managed non-diversified investment companies. Japan and Asia ex-Japan Portfolios both have as their investment objectives to seek long-term capital appreciation; the Japan Portfolio focuses its investment in Japan, while the Asia ex-Japan Portfolio focuses its investment in Asia excluding Japan. SCMI will increase or decrease the Fund's exposure to Japan relative to the rest of Asia by increasing or decreasing the amount of its assets allocated to the Japan Portfolio. (For example, the Fund expects initially to allocate 60% of its assets to Asia ex-Japan Portfolio and 40% of its assets to Japan Portfolio; SCMI will change this allocation from time to time based on market conditions and other factors.) There can be no assurance that the Fund or a Portfolio will achieve its investment objective.

         The following information describes the investment policies of the Fund and the responsibilities of the Trust's Board of Trustees (the "Trust Board"), and applies generally to the Portfolios and the Board of Trustees of Schroder Capital Funds.

         The Fund invests primarily in equity securities of Asian companies. "Asian companies" are: (1) companies that are organized under the laws of China, Hong Kong SAR, India, Indonesia, Japan, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, or Thailand, or any other countries in the Asian region located south of the border of the former Soviet Union, east of the borders of Afghanistan and Iran, north of the Australian sub-continent, and west of the International Date Line and that, in the future, permit foreign investors to participate in their stock markets (collectively, the " Asian countries," and each, an "Asian country,"); and (2) companies, wherever organized, that are determined by SCMI at the time of investment, either: (a) to derive at least 75% of their revenues from goods produced or sold, investments made, or services performed in Asian countries; or (b) to maintain at least 75% of their assets in Asian countries.

         Under normal market conditions, the Fund will be invested in companies located in at least five Asian countries. As a matter of fundamental policy, under normal market conditions the Fund invests at least 65% of its total assets in equity securities of Asian companies.

         Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, convertible debt securities, and stock rights and warrants to purchase any of the foregoing, as well as equity interests in trusts, partnerships, joint ventures, or similar enterprises, and American or Global Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. Under certain circumstances, the Fund may invest indirectly in equity securities by investing in other investment companies or similar pooled vehicles. See "Other Investment Practices and Risk Considerations --Investments in Other Investment Companies or Vehicles."

         The Fund may also invest up to 10% of its total assets in debt securities of governments or governmental agencies of Asian countries or of Asian companies. It may also invest in debt securities of certain international organizations. Debt securities in which the Fund invests may be unrated or may be rated below investment grade, which entail special risks. See "Other Investment Practices and Risk Considerations --.Debt Securities."

         For temporary defensive purposes, or in anticipation of redemptions, the Fund may invest without limit in (or enter into repurchase agreements maturing in seven days or less with respect to) U.S. Government securities and other high-quality debt instruments. The Fund also may hold cash and time deposits in U.S. banks.

         All percentage limitations on investments apply at the time of investment and will not be considered violated unless an excess or a deficiency occurs or exists immediately after and as a result of the investment, except that the policies stated with regard to borrowing and liquidity will be observed at all times. See the SAI for additional information concerning the investment policies and restrictions of the Fund and Portfolios. The investment policies of the Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a shareholder vote.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

         The Fund may also engage in the following investment practices, each of which involves certain risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

FOREIGN SECURITIES

         Investments in foreign securities entail certain risks. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or in delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.

         In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, currency devaluations, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of issuers located in those countries.

         Because the Fund's investments will be concentrated in Asian countries, political, economic, market and other factors affecting those countries will likely affect the values of the Fund's investments more than if the Fund's investments were invested elsewhere or in a greater range of geographic regions. In addition, the Fund may invest more than 25% of its total assets in issuers located in any one of the Asian countries hereafter named: China, Hong Kong SAR, India, Indonesia, Japan, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. To the extent that it does so, the Fund is more exposed to factors that could adversely affect that country, including political and economic developments and foreign exchange rate fluctuations as discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

         Most of the Fund's assets and income are expected to be denominated in foreign currencies. Currency values are affected by a wide variety of economic forces and events; thus, fluctuations in values can be difficult, if not impossible, to predict. If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income. Further, if the value of a particular currency declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such other currency required to be converted into U.S. dollars in order to pay such expenses will be greater than the amount that would have been needed at the time the expenses were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         Special tax considerations apply to foreign securities. In determining whether to invest in foreign securities, SCMI considers the likely impact of foreign taxes on the net investment return available to the Fund and its shareholders. Income and/or gains received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce the net income available for distribution to shareholders.

EMERGING MARKETS

         The Fund intends to invest in securities of issuers in Asian emerging market countries and may at times invest a substantial portion of its assets in such securities. The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in Asian countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect those countries' economies and securities markets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Although the strategy of engaging in foreign currency exchange transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

         In particular, the Fund may enter into foreign currency exchange transactions: (1) to protect against a change in exchange rates that may occur between the date on which the Fund contracts to trade a security and the settlement date or to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency ("transaction hedging"); or (2) to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging"). When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

         The Fund may also enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform. The Fund may also purchase and sell currency futures contracts and related options. See "Options and Futures Transactions."

         The Fund does not intend to maintain a net exposure to forward contracts if the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio

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



securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. The Fund will generally not enter into a forward contract with a term greater than one year. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for exchange transactions relating to currencies in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values, the directions of securities prices or interest rates, and other factors.

         From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are then denominated ("cross hedging"). Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions related and changes in the value of the currency or other asset or liability which was the subject of the hedge.

INVESTMENTS IN SMALLER COMPANIES

         The Fund may invest a portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the security.

NON-DIVERSIFICATION

         The Fund is a "non-diversified" investment company under the Investment Company Act of 1940, as amended. This means that it may invest its assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in securities of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. To the extent the Fund invests in securities of a relatively few issuers, the value of its shares will be affected by changes in the values of those securities more than if it had invested in a more diversified portfolio.

DEBT SECURITIES

         The Fund may invest up to 10% of its total assets in convertible or non-convertible debt securities. The Fund may invest in debt securities issued or guaranteed by Asian governments (including countries, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"); debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development; and debt securities issued by Asian companies.

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



         The Fund may invest in lower-quality, high-yielding debt securities that may be rated below investment grade and in unrated debt securities determined by SCMI to be of comparable quality. Debt securities are subject to market risk (the risk of fluctuation of market value in response to changes in interest rates) and to credit risk (the risk that the issuer may become unable or unwilling to make timely payments of principal or interest). Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the various rating categories, including speculative characteristics, are set forth in the SAI.

         The values of lower-rated securities fluctuate in response to changes in interest rates like those of other fixed-income securities. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the SAI.

OPTIONS AND FUTURES TRANSACTIONS

         The Fund may engage in a variety of transactions including options and futures contracts for hedging against market changes. Although the Fund does not presently intend to do so, the Fund may: (1) write covered call options on portfolio securities, and the U.S. dollar and foreign currencies without limit;
(2) write covered put options on portfolio securities and the U.S. dollar and foreign currencies with the limitation that the aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of the Fund's net assets; (3) purchase call and put options on securities, currencies, or indices of securities or currencies, provided that the aggregate premiums paid for such options held by the Fund at any time do not exceed 5% of the Fund's total assets; and (4)(a) purchase and sell futures contracts on underlying portfolio securities, any foreign currency, U.S. and foreign fixed-income securities and such indices of U.S. or foreign equity or fixed-income securities as may exist or come into being, and (b) purchase and write call and put options on such futures contracts, and provided that the Fund generally may not enter into exchange-traded futures contracts or purchase or sell related options, if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets. All of the foregoing are referred to as "Hedging Instruments".

         The Fund may use Hedging Instruments: (1) to protect against declines in the market value of the Fund's portfolio securities and the currencies in which they are denominated; or (2) to establish a position in securities markets as a temporary substitute for purchasing securities. The Fund will not use Hedging Instruments for speculation.

         Hedging Instruments have certain risks associated with them, including:
(1) the possible failure of such instruments as hedging techniques in cases where the price movement of the securities or currencies underlying the options or futures does not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with such transactions and the possible lack of a liquid secondary markets for closing out positions in futures or options; and (3) possible losses resulting from the inability of SCMI to predict the direction of stock prices, interest rates, relative currency values and other economic factors.

         In addition, only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries or to securities of issuers domiciled or principally engaged in business in emerging market countries. This may limit the Fund's ability to hedge its investments in such emerging markets.

         The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the

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



opinion of SCMI, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         For more information about any of the options or futures portfolio transactions described above, see "Options and Futures Transactions" in the SAI.

SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS

         The Fund may lend portfolio securities amounting to not more than one-third of its assets to brokers, dealers and financial institutions meeting specified credit conditions, and may enter into repurchase agreements without limit. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering its assets or realizing on the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

INVESTMENTS IN OTHER INVESTMENT COMPANIES OR VEHICLES

         The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. The Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest. Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may invest up to 10% of its total assets in the shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the investment company at the time of such investment. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses. The Fund does not intend to invest in other investment companies unless, in SCMI's judgment, the potential benefits of such investment justify the payments of any applicable premiums or sales charges.

LIQUIDITY

         The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

PORTFOLIO TURNOVER

         The Fund may engage in short-term trading, but its portfolio turnover rate is not expected to exceed 100% (although the portfolio turnover rate for the current fiscal year may be higher due to the effect of the conversion of Schroder Asian Growth Fund, Inc. in to the Fund). High portfolio turnover and short-term trading involve correspondingly greater commission expenses, transaction costs and potentially higher amounts of taxable income. See "Taxation" in the SAI.

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



MANAGEMENT OF THE FUND

BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of the Portfolios are managed under the direction of the Board of Trustees of Schroder Capital Funds, a Delaware business trust of which each Portfolio is a series. Information regarding the Trustees and executive officers of the Trust, as well as the Trustees and executive officers of Schroder Capital Funds, is contained in the SAI under "Management, Trustees and Officers."

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

         SCMI is a wholly owned U.S. subsidiary of Schroder U.S. Holdings Inc., an indirect, wholly owned U.S. subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies.

         SCMI serves as investment adviser to the Fund under an investment advisory and asset allocation agreement with the Trust (the "Fund Advisory Agreement"). Under the Fund Advisory Agreement, SCMI is entitled to receive a monthly investment advisory fee for asset allocation services at the annual rate of 0.20% of the Fund's average daily net assets with respect to assets invested in the Portfolios (or another registered investment company). SCMI does not receive an additional investment advisory fee directly from the Fund for any of the Fund's assets invested in Asia ex-Japan Portfolio or Japan Portfolio. The Board of Trustees may at any time determine that the Fund should cease investing in one or both of those Portfolios. In that event, the Fund would pay SCMI a monthly fee at an annual rate of 0.90% of the Fund's average daily net assets managed by SCMI directly at the Fund level. The Fund Advisory Agreement is the same in all material respects as the advisory agreements under which SCMI acts as investment adviser to the Portfolios (except as to the parties and the fees).

         Subject to such policies as the Board of Trustees of Schroder Capital Funds may determine, SCMI also furnishes a continuous investment program for each Portfolio and makes investment decisions on its behalf. For these services, the Investment Advisory Agreement between SCMI and Schroder Capital Funds provides that SCMI is entitled to receive monthly advisory fees at the annual rates of 0.70% and 0.55%, respectively, of Asia ex-Japan Portfolio's and Japan Portfolio's average daily net assets.

         The Fund currently pursues its investment objective through investment in Asia ex-Japan and Japan Portfolios. The Fund's investments may be withdrawn from the Portfolios at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information --Fund Structure".

         The current investment management team at SCMI with primary responsibility for managing the Fund and the Portfolios includes Louise Croset, a Trustee and President of the Trust; Heather F. Crighton, Vice President of the Trust; and Donald M. Farquharson, Vice President of the Trust. Ms. Croset and Ms. Crighton are primarily responsible for management of Asian securities excluding Japan, while Ms. Croset and Mr. Farquharson are primarily responsible for management of Japanese securities.

         Ms. Croset has managed the assets of Schroder Asian Growth Fund, Inc. (the Predecessor Fund) since January 1997 and has managed the Fund's and Portfolios' assets since inception. She has been a First Vice President and Director of SCMI since 1993. She served as a Vice President at Wellington Management Co. from 1987 to 1993. Ms. Crighton, a manager of the Predecessor Fund and the Fund since inception, is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992. Mr. Farquharson is a First Vice President of SCMI. He originally joined SCMI as an equity analyst in 1988, served as the head of SCMI's Japanese Equity Research group in Tokyo from 1993 to 1995, and thereafter has served as fund manager.

ADMINISTRATIVE SERVICES




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



         On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc. ("Schroder Advisors"), and a subadministration agreement with Forum Administrative Services, LLC ("Forum"). Under these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. For providing services to the Fund, Schroder Advisors and Forum are each entitled to a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets. Schroder Advisors and Forum provide similar services to each Portfolio, for which each is entitled to a monthly fee at the annual rate of 0.05% of each Portfolio's average daily net assets.

DISTRIBUTOR

         Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares under a Distribution Agreement. Schroder Advisors was organized in 1989 as a registered broker-dealer to serve as an administrator and distributor of the Fund and other mutual funds.

SHAREHOLDER SERVICE PLAN

         The Trust has adopted a shareholder service plan (the "Plan") for the Fund's Class A Shares. Under the Plan, the Fund may pay Schroder Advisors or other broker-dealers or financial institutions ("Service Organizations") a servicing fee. Payments under the Plan may be for various types of services, including: (1) answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and other matters pertaining to the Fund's services; (2) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assisting shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arranging for the wiring of funds; (5) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrating periodic statements with other customer transactions; and (7) providing such other related services as the shareholder may request. Fees are payable under the Plan at the annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A Shares.

         Payments to a particular Service Organization under the Plan are calculated by reference to the average daily net assets of Class A Shares owned beneficially by investors who have a service relationship with the Service Organization. Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by Schroder Advisors. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by SCMI, Schroder Advisors, or Forum. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; expenses of maintaining the Trust's and the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. For assets invested in a Portfolio, the Fund also bears its ratable share of the Portfolio's expenses, including any investment advisory fees payable to SCMI. From time to time, SCMI, Schroder Advisors or Forum may waive voluntarily all or a portion of its fees.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Fund's investments with brokers and dealers it selects and seeks "best execution" of such portfolio transactions. The Fund may pay brokers higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, which may cause higher brokerage expenses to accrue to the Fund than would be the case for comparable transactions effected on U.S. securities exchanges.

         Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect transactions for the Fund or a Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, payment of commissions by the Fund or a Portfolio to Schroder Securities is subject to procedures adopted by the Board of Trustees of Schroder Capital Funds designed to ensure that commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Fund's brokerage will be directed to Schroder Securities, and in no event will Schroder Securities receive any brokerage fees in recognition of research services.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Class A Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Boston Financial Data Services, Inc., the Fund's transfer agent (the "Transfer Agent"). See "Other Information -- Shareholder Inquiries". Investments also may be made through broker-dealers and other financial institutions that assist their customers in purchasing Class A Shares ("Service Organizations"). Service Organizations may charge their customers a service fee for processing orders to purchase, redeem or exchange shares. Investors wishing to purchase Class A Shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions.

         The Fund's Class A Shares are offered at the applicable offering price (the next-determined net asset value per share plus an initial sales charge assessed as described below) after receipt of a completed account application (at the address set forth below). The minimum initial investment is $2,500, and the minimum subsequent investment is $250. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

         Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder All-Asia Fund to:

                           Schroder All-Asia Fund -- Class A Shares
                           Schroder Series Trust II
                           Boston Financial Data Services
                           P.O. Box 8507
                           Boston, Massachusetts  02266-8507

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request. No third party checks will be accepted.

         Subsequent purchases may be made by mailing a check, by sending a bank wire, or through a shareholder's Service Organization, as indicated above. All payments should clearly indicate the shareholder's name and account number.

         Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                           State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts
                           ABA No.: 011000028
                           Ref.: Schroder All-Asia Fund -- Class A Shares DDA No.: 9904-650-0
                           FBO: (shareholder name)
                           Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Class A Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of the New York Stock Exchange (the "Exchange") on any day that the Exchange is open for trading are processed at the NAV determined as of that day. Wire orders received after the close of the Exchange are processed at the NAV next determined. See "Net Asset Value".

         The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions will automatically be reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES AND DISCOUNTS

         The public offering price of the Fund's Class A Shares is their next-determined NAV plus an initial sales charge assessed as follows (no sales charge is assessed on the reinvestment of dividends or distributions):

                                                                                                          BROKER-
                                                                                                         DEALERS'
                                                                                                        REALLOWANCE
                                                                    SALES CHARGE                            AS A
                                                                 AS A PERCENTAGE OF                    PERCENTAGE OF
                                                  -------------------------------------------------
  AMOUNT OF PURCHASE                                  OFFERING PRICE         NET ASSET VALUE*         OFFERING PRICE
  ========================================================================================================================

  Less than $25,000                                       5.25%                   5.54%                    5.00%
  At least $25,000 but less than $50,000                  4.75%                   4.99%                    4.50%
  At least $50,000 but less than $100,000                 4.00%                   4.17%                    3.75%
  At least $100,000 but less than $250,000                3.00%                   3.09%                    2.75%
  At least $250,000 but less than $1,000,000              2.00%                   2.04%                    1.80%
  $1,000,000 and over                                     1.00%                   1.01%                    1.00%

  ------------------------------------------------
  *Rounded to the nearest one-hundredth percent.

         Schroder Advisors may pay a broker-dealers' reallowance to selected broker-dealers purchasing Class A Shares as principal or agent, which may include Service Organizations. Normally, Schroder Advisors reallows discounts to selected broker-dealers in the amounts indicated in the table above. In addition, Schroder Advisors may elect to reallow the entire sales charge to selected broker-dealers for all sales wherein orders are placed with the Transfer Agent. The broker-dealers' reallowance may be changed from time to time.

         In addition, from time to time and at its own expense, Schroder Advisors may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging; (2) tickets for entertainment events; and (3) merchandise. SCMI and/or Schroder Advisors may make additional payments (out of their respective resources) to selected broker-dealers or other Service Organizations. This compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of Class A Shares or who charge an asset based fee to their clients (whether or not they have a fiduciary relationship with their clients).

         REDUCED INITIAL SALES CHARGES. To qualify for a reduced sales charge, you or your Service Organization must notify the Transfer Agent at the time of purchase of your intention to qualify and must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for a reduced sales charge. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of your holdings. For purposes of calculating the eligibility for sales charge break points, shareholders shall be credited with the number of Class A Shares held as a result of the conversion of Schroder Asian Growth Fund, Inc., the predecessor fund.

         SALES AT NET ASSET VALUE. Class A Shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors: (1) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 employees; (2) current or retired Trustees, directors and officers of the investment companies for which SCMI serves as investment adviser; employees or retired employees of SCMI or its affiliates; the spouses, children, siblings, and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons; (3) registered representatives or full-time employees of broker-dealers that have entered into dealer or shareholder servicing agreements with Schroder Advisors, and the spouses, children, siblings, and parents of such persons; and full-time employees of financial institutions that directly, or indirectly through their affiliates, have entered into dealer agreements with Schroder Advisors ( or that otherwise have an arrangement with respect to sales of Fund shares with a broker-dealer that has entered into a dealer agreement with Schroder Advisors) and the spouses, children, siblings and parents of such employees; (4) companies exchanging shares with or selling assets to the Fund pursuant to a merger, acquisition or exchange offer ( or similar transaction); (5) registered investment advisors and bank trust departments exercising discretionary investment authority with respect to the assets invested in the Fund; (6) persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer which has entered into an agreement with Schroder Advisors; (7) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Schroder Advisors; and (8) retirement plan participants who borrow from their retirement accounts by redeeming shares of the Fund and subsequently repay such loans via purchase of Fund shares.

         The Fund may require appropriate documentation concerning an investor's eligibility to purchase Fund shares without a sales charge. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of these reduced sales charges or waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

         REINSTATEMENT PRIVILEGE. If you have redeemed the Fund's Class A Shares, you may, within 60 days after the redemption, repurchase them without paying additional sales charges. You or your Service Organization should contact the Transfer Agent for further information if you wish to exercise this reinstatement privilege. Consult your tax advisor about the potential tax consequences of reinstatement.

         INVESTORS  IN  OTHER  FUND  FAMILIES.  You may  make  purchases  at NAV
(without a sales charge) if: (1) you are investing the proceeds from a redemption of shares of another open-end investment company; (2) on which you paid a front-end sales charge; and (3) the redemption occurred within 60 days prior to the date of your purchase of Class A Shares. You or your Service Organization should contact the Transfer Agent for further information.

         RIGHTS OF ACCUMULATION. If you notify the Transfer Agent or your Service Organization, you may include the Class A Shares you already own (valued at the maximum offering price) in calculating the price applicable to your current purchase.

         STATEMENT OF INTENTION. You may obtain reduced sales charges based on cumulative purchases by executing a written Statement of Intention that expresses your intent to invest $25,000 or more in the Fund's Class A Shares within a period of 13 months. The applicable sales charge will be determined by the aggregate Statement of Intention amount; the public offering price of each investment will vary based on the then-current net asset value of the Fund. If you wish to enter into a Statement of Intention in conjunction with your initial investment in the Fund's Class A Shares, please complete the appropriate portion of the account application form. Current Fund shareholders may obtain a Statement of Intention form by contacting the Transfer Agent.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Fund Class A Shares are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

         The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming State Street Bank and Trust Company as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Tax advice should be obtained before effecting a rollover.

EXCHANGES

         In most cases, shareholders may exchange the Fund's Class A Shares for "Advisor" class shares of any fund offered by the Schroder family of funds so long as your investment meets the initial investment minimum of the fund being purchased and the respective minimum account balance remains in each fund owned. Exchanges between funds are at NAV with respect to the Fund purchased.

         For federal income tax purposes an exchange is considered to be a sale of shares on which you may realize a capital gain or loss. If you hold Class A Shares through a Service Organization, you must make an exchange through your Service Organization. If you hold Class A Shares directly, you may make an exchange by calling the Transfer Agent at 1-800-464-3108 (see "Redemption of Shares -- By Telephone") or by mailing written instructions to Schroder Series Trust II, Boston Financial Data Services, P.O. Box 8007, Boston, Massachusetts 02266-8507. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

         Class A Shares are redeemed at their NAV next determined after receipt by the Fund (see the address set forth under "Purchase of Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on any day are processed at the NAV determined on that day. Redemption requests that are received after the close of the Exchange are processed at the NAV next determined. See "Net Asset Value."

         TELEPHONE REQUESTS. Redemption requests may be made by telephoning the Transfer Agent at 1-800-464-3108. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of Shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If Class A Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that certificates be sent by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Class A Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption are sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(1) trading on the New York Stock Exchange is restricted or the New York Stock Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's NAV not reasonably practicable.

         If the Board of Trustees determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Class A Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Class A Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Class A Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash.
See "Additional Purchase and Redemption Information" in the SAI.

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         MINIMUM ACCOUNT BALANCE. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than the required minimum and be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

NET ASSET VALUE

         The net asset value per share of the Fund is calculated for Class A Shares as of the close of trading on the New York Stock Exchange, on each day the Exchange is open, which excludes the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is calculated by dividing the aggregate value of the Fund's assets, less its liabilities, by the number of outstanding shares of the Fund.

         Generally, securities that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of Schroder Capital Funds.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's NAV is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when NAV is calculated, such securities may be valued at fair value as determined in good faith by using methods approved by the Board of Trustees of Schroder Capital Funds.

         All  assets  and  liabilities  of  the  Fund   denominated  in  foreign
currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the Fund's NAV is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain, and therefore, intends not to be subject to federal income tax.

         Dividends  and  capital-gain   distributions  on  Class  A  Shares  are
reinvested in additional Class A Shares at NAV unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         Dividends from the Fund's income generally will be taxable to shareholders as ordinary income, whether the dividends are invested in additional Class A Shares or received in cash. Distributions by the Fund of any net long-term capital gain will be taxable to a shareholder as long-term capital gain regardless of how long the shareholder has held the Class A Shares. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund are generally not expected to qualify for the dividends-received deduction for corporate shareholders because the Fund does not generally expect to receive dividends from domestic corporations.

         A redemption of Class A Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed Class A Shares. If Class A Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Class A Shares.

         The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         In an effort to adhere to certain tax requirements, the Fund may have to limit its investment activity in some types of instruments.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. Shareholders will be notified by the Trust if a distribution included a return of capital.

     EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Fund and its investments, which generally reduce the Fund's income.

         Pursuant to the tax convention between the U.S. and Japan (the "Convention"), a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by Japanese corporations to the Fund. Pursuant to the present terms of the Convention, interest received by the Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. Capital gains of the Fund arising from its investments as described herein are not taxable in Japan.

         Generally, the Fund will be subject to the Japanese securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

         If the Fund is eligible to do so, it ordinarily expects to elect to permit its shareholders to take a credit (or a deduction), subject to certain limitations, for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its U.S. shareholders; see the SAI for further information. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Class A Shares, including with respect to the applicability of state, local and non-U.S. taxes.

THE PORTFOLIOS

         Neither Portfolio is required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

         Each Portfolio intends to conduct its operations so as to enable the Fund, if it invests all of its assets in the Portfolios, to qualify as a regulated investment company.

OTHER INFORMATION


PERFORMANCE INFORMATION


         Total return data relating to Class A Shares of the Fund may from time to time be included in advertisements about the Fund. The Fund is the successor to Schroder Asian Growth Fund, Inc., a closed-end management investment company ("SAGF"), which commenced operations on December 23, 1993. Total return data relating to the Fund includes data relating to SAGF for periods prior to the commencement of the Fund's operations as an open-end fund. Operating expenses incurred by SAGF were less than those the Fund expects to incur during its current fiscal year; if SAGF had incurred operating expenses at the same rate the Fund is expected to incur operating expenses during the current fiscal year, SAGF's investment performance would have been lower than it was. The performance information of SAGF has not been restated to reflect differences in the operating expenses incurred by it and those expected to be incurred by the Fund.

     When the Fund's average annual total return is advertised with respect to its Class A Shares, it will be calculated over periods of one, five, and 10 years (including, in each case, the period from the commencement of SAGF's operations), or for the period since the commencement of operations, if shorter, and reflects the deduction of the maximum sales charge imposed on purchases of Class A shares of the Fund at the beginning of the period shown. Total return quotations assume that all dividends and distributions are reinvested when paid.

          All data is based on past investment results and does not predict future performance. Investment performance of the Fund, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Class A shares to those of various classes of other mutual funds and other investment vehicles. The Fund's performance may be compared to various market indices or other industry benchmarks. See the Statement of Additional Information for a more complete discussion of performance information.

CAPITALIZATION AND VOTING

         The Trust was formed on December 5, 1997, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide such portfolios or series into classes of shares (such as the Class A Shares), and the costs of doing so are borne by the Trust or series in accordance with the Trust Instrument. The Trust currently consists of one series, the Fund.

         When issued in accordance with the terms of the Trust Instrument and Prospectus, Class A Shares are fully paid, non-assessable, and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the Trust's outstanding shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each Class A Share has equal voting rights.

         There normally are no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding Shares of the Trust may remove any person serving as a Trustee.

REPORTS

         The Trust will send each Fund shareholder a semi-annual report and an audited financial statement, when available, containing the Fund's financial statements.

CUSTODIAN AND TRANSFER AGENT

     The Chase Manhattan Bank, Global Custody Division, is custodian of the Fund's and of the Portfolios' assets. Boston Financial Data Services, Inc. serves as the Fund's transfer agent and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund should be directed to:

                           Schroder All-Asia Fund
                           Schroder Series Trust II
                           Boston Financial Data Services
                           P.O. Box 8507
                           Boston, Massachusetts 02266-8507

         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling 1-800-464-3108 or 1-617-328-5000, extension 6584.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has one class of shares, Class A Shares. Class A Shares are offered to individual investors, in most cases through Service Organizations. Other classes of shares may be issued in the future with different investment minimums, sales loads (if any), and expenses. Each Share is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.

         THE PORTFOLIOS. The Fund currently seeks to achieve its investment objective by allocating all of its investable assets in two Portfolios. Accordingly, each Portfolio directly acquires its own securities, and the Fund acquires an indirect interest in those securities. Each Portfolio is a separate series of Schroder Capital Funds, a business trust organized under the laws of the State of Delaware in September 1995. Schroder Capital Funds is registered under the 1940 Act as an open-end, management investment company and currently has eight separate series. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Schroder Capital Funds.

     The Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. The Fund is currently one of three institutional investors in each Portfolio. A Portfolio may permit other investment companies or other qualified investors to invest in it. All investors in a Portfolio invest at the NAV per interest of the Portfolio and generally on the same terms and conditions as the Fund (except as described below regarding indemnification of the Portfolio and of the Trustees of Schroder Capital Funds by certain investors including registered investment companies, under certain circumstances). All investors in a Portfolio bear a proportionate share of the Portfolio's expenses.

         Neither Portfolio normally holds meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. On issues subject to a vote of investors, as permitted under the 1940 Act and other applicable law, the Board may solicit proxies from the Fund's shareholders and vote the Fund's interest in a Portfolio based upon the vote of its shareholders or the Board may determine to vote the Fund's interests in a Portfolio in the same proportion as the vote of all other interestholders in the Portfolio. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders would receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they would have voting control of the Portfolio.

         Neither Portfolio sells its shares directly to members of the general public. Another investor in the Portfolios, such as an investment company, that would offer its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have a different asset allocation in the Portfolios and different expenses and other fees than the Fund. Fund shareholders, therefore, are likely to have different returns than shareholders in another investment company that invests in the Portfolios. There are currently no such other investment companies that offer shares to the general public. Information regarding any such fund in the future will be available from Schroder Capital Funds by calling Schroder Advisors at 1-800-730-2932.

         CERTAIN RISKS OF INVESTING IN A PORTFOLIO. The Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, its remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from a Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by a Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

         Each investor in a Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in a Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which SCMI considers to be remote. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                               INVESTMENT ADVISER
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                                  P.O. Box 8507
                        Boston, Massachusetts 02266-8507

                           ADMINISTRATOR & DISTRIBUTOR
                           Schroder Fund Advisors Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

                                SUBADMINISTRATOR
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                    CUSTODIAN
                            The Chase Manhattan Bank
                             Global Custody Division
                                 125 London Wall
                         London EC2Y 5AJ United Kingdom

                                     COUNSEL
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                             INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP

                             One Post Office Square
                           Boston, Massachusetts 02109

TABLE OF CONTENTS

EXPENSES OF INVESTING
  IN THE FUND..................................
FINANCIAL HIGHLIGHTS...........................
INVESTMENT OBJECTIVE and POLICIES..............
OTHER INVESTMENT PRACTICES AND
  RISK CONSIDERATIONS..........................
MANAGEMENT OF THE FUND.........................
INVESTMENT IN THE FUND.........................
DIVIDENDS, DISTRIBUTIONS
  AND TAXES....................................
OTHER INFORMATION..............................

[Logo]  SCHRODERS


SCHRODER
ALL-ASIA
FUND


CLASS A SHARES


PROSPECTUS


SEPTEMBER __, 1998




SCHRODER SERIES TRUST II

                             SCHRODER ALL-ASIA FUND



                       STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER __, 1998

--------------------------------------------------------------------------------


                             [GRAPHIC OF WORLD MAP]


INVESTMENT ADVISER
------------------
Schroder Capital Management International Inc. ("SCMI")

ADMINISTRATOR AND DISTRIBUTOR
-----------------------------
Schroder Fund Advisors Inc. ("Schroder Advisors")

SUBADMINISTRATOR
----------------
Forum Administrative Services, LLC ("Forum")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
--------------------------------------------
Boston Financial Data Services, Inc. ("BFDS")

GENERAL INFORMATION:                1-800-464-3108
ACCOUNT INFORMATION:                1-800-464-3108
FAX:                                1-617-774-2579


Class A Shares of Schroder All-Asia Fund (the "Fund") are offered for sale at the offering price (net asset value plus the applicable sales charge) as an investment vehicle for individual investors, in most cases through Service Organizations (as defined in the prospectus).


This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current prospectus dated September __, 1998, as may be amended from time to time (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. The Prospectus and this SAI are available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at P.O. Box 8507, Boston, Massachusetts 02266-8507 or calling the numbers listed above.

TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND
  POLICIES OF THE TRUST AND
  RISK CONSIDERATIONS...............................3
Warrants and Stock Rights...........................3
American Depositary Receipts ("ADRs")...............3
Convertible Securities..............................3
Debt-to-Equity Conversions..........................3
Brady Bonds.........................................4
Zero-coupon and Payment in Kind Bonds...............4
Indexed Securities..................................4
Forward Foreign Currency Exchange Contracts.........4
Options and Futures Transactions....................5
Options on Foreign Currencies.......................5
Covered Call Writing................................6
Covered Put Writing.................................7
Purchasing Call and Put Options.....................8
Risks of Options Transactions.......................8
Futures Contracts..................................10
Interest-Rate Futures Contracts....................10
Currency Futures Contracts.........................11
Index Futures Contracts............................11
Options on Futures Contracts.......................11
Limitations on Futures Contracts and
  Options on Futures Contracts.....................12
Risks of Transactions in Futures Contracts
  and Related Options..............................12
Interest-Rate Transactions.........................14
When-Issued and Delayed Delivery Securities
  and Forward Commitments..........................14
When, As and If Issued Securities..................14
Temporary Investments..............................15
Short-Term Debt Securities.........................15
Repurchase Agreements..............................15
Restricted Securities..............................16
Rule 144A Securities...............................16
U.S. Government Securities.........................16
Bank Obligations...................................16
Loans of Portfolio Securities......................17
Loans of Fund Securities...........................17
High Yield/High Risk Securities....................17
Sovereign Debt.....................................18
INVESTMENT RESTRICTIONS............................18
MANAGEMENT.........................................20
Officers and Trustees..............................20
Investment Adviser.................................22
Administrative Services............................23
Distribution of Fund Shares........................24
Fund Accounting....................................24
PORTFOLIO TRANSACTIONS.............................25
Investment Decisions...............................25
Brokerage and Research Services....................25
ADDITIONAL PURCHASE AND

     REDEMPTION INFORMATION........................27
Determination of NAV Per Share.....................27
Redemption In-Kind.................................27
TAXATION...........................................27
OTHER INFORMATION..................................31
Organization.......................................31
Capitalization and Voting..........................32
Performance........................................32
Principal Shareholders.............................35
Custodian..........................................35
Transfer Agent and Dividend Disbursing Agent.......36
Legal Counsel......................................36
Independent Accountant.............................36
Year 2000 Disclosure  .............................36
Registration Statement.............................36
Financial Statements...............................36
APPENDIX A........................................A-1
Description of Securities Ratings
APPENDIX B........................................B-1
Financial Statements (Audited)

INVESTMENT OBJECTIVES AND POLICIES
OF THE TRUST AND RISK CONSIDERATION

         WARRANTS AND STOCK RIGHTS. Warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         In addition, the Fund may invest to a limited degree in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period. Currently, the Fund does not intend to invest more than 5% of its total net assets (at the time of investment) in stock rights.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"). As described in the Prospectus, the Fund may invest in American Depositary Receipts, European Depositary Receipts, and other similar instruments provide for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign entities, the Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares or International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible preferred stocks and convertible debt securities ("convertible securities"). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). Because convertible debt is convertible into stock under specified conditions, the value of convertible debt also is affected normally by changes in the value of the issuer's equity securities.

         DEBT-TO-EQUITY CONVERSIONS. The Fund may invest up to 5% of its net assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain foreign countries and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure-related areas. The terms of the programs vary from country to country but include significant restrictions on the application of proceeds received in the conversion and on the repatriation of investment profits and capital. When inviting conversion applications by holders of eligible debt, a government usually specifies the minimum discount from par value that it will accept for conversion. SCMI believes that debt-to-equity conversion programs may offer opportunities to invest in otherwise restricted equity securities that have a potential for significant capital appreciation. SCMI, therefore, may invest the Fund's assets to a limited extent in such programs under appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue to be successful or that the Fund will be able to convert all or any of its emerging market debt portfolio into equity investments.

         BRADY BONDS. The Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds have been issued only recently and, therefore, do not have a long payment history. Brady Bonds may have collateralized and uncollateralized components, are issued in various currencies, and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered U.S. government securities. In light of the residual risk associated with the uncollateralized portions of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. Brady Bonds acquired by the Fund could be subject to restructuring arrangements or to requests for new credit, which could cause the Fund to suffer a loss of interest or principal on its holdings.

         ZERO-COUPON AND PAYMENT IN KIND BONDS. The Fund may at times invest in " zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

         The Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although SCMI will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

         INDEXED SECURITIES. The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS CONTRACTS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. The Fund may engage in foreign currency exchanges transactions to protect against uncertainty in the level of future exchange rates. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

         When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

         The Fund may also enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

         Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values.

         From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are then denominated ("cross hedging"). Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions related and changes in the value of the currency or other asset or liability which was the subject of the hedge.

         OPTIONS AND FUTURES TRANSACTIONS. Call and put options on U.S. Treasury notes, bonds and bills and on various foreign currencies are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell, to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price. The OCC or other clearing corporation or exchange that issues listed options ensures that all transactions in such options are properly executed.

         OTC options are purchased from or sold (written) to dealers or financial institutions that have entered into direct agreements with the Fund. With OTC options, variables such as expiration date, exercise price and premium are agreed between the Fund and the transacting dealer. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

         OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities that are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

         The Fund also may write covered call options on foreign currency to protect against potential declines in its portfolio securities that are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The Fund also may write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security that the Fund anticipates purchasing. In this case, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security that is greater than the price of the premium received. The Fund also may write options to close out long put option positions.

         Markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the SCMI, the market for them has developed sufficiently to ensure that their risks are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar, with the result that the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and, thus, may not reflect relatively smaller transactions (I.E., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

         COVERED CALL WRITING. The Fund may write covered call options. Generally, a call option is "covered" if the Fund owns or has the right to acquire without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option. In the case of call options on U.S. Treasury Bills, however, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if the Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the
call  or  greater  than  the   exercise   price  of
the call written if the mark-to-market difference is maintained by the Fund in cash, U.S. government or other high-grade debt obligations, or other high-quality liquid securities, held by the Fund in a segregated account maintained with its custodian.

         The Fund receives a premium from the purchaser in return for a call it has written. Receipt of such premiums may enable the Fund to earn a higher level of current income than it would earn from only holding the underlying securities (currencies). Moreover, the premium received offsets a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency ameliorates any potential loss of value on the portfolio security due to a decline in the value of the currency. However, during the option period, the covered call writer has, in return for the premium, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received fluctuates with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have received had such calls not been written.

         With respect to listed options and certain OTC options, during the option period the Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation terminates upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund is unable to effect a closing purchase transaction.

         Closing  purchase  transactions  are  ordinarily  effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

         If a call option expires unexercised, the Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

         Options written by the Fund normally have expiration dates of up to eighteen months from the date written. The exercised price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         COVERED PUT WRITING. As a writer of a covered put option, the Fund would incur an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the

Fund will be exercisable by the purchaser only on a specific date). A put is "covered" if at all times the Fund maintains with its custodian (in a segregated account) cash, U.S. government or other high-grade obligations, or other high-quality liquid securities, in an amount equal to at least the exercise price of the option. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash, U.S. government or other high-grade debt obligations, or other high-quality liquid securities, that the Fund holds in a segregated account maintained at its custodian. In writing puts, the Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

         The Fund will write put options for three purposes: (1) to receive the income derived from the premiums paid by purchasers; (2) when SCMI wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price (in which case it will write the covered put at an exercise price reflecting the lower purchase price sought); and (3) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

         PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options. The Fund may purchase a call option in order to close out a covered call position, see "Covered Call Writing", to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution that purchased the call written by the Fund.

         The Fund may purchase put options on securities (currencies) that it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater then the premium paid for the option, the Fund would incur no additional loss. In addition, the Fund may sell a put option it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by the Fund expired without being sold or exercised, the premium would be lost.

         RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price if the market price of the underlying security (or the value of its denominated currency) increases, but the writer has retained the risk of loss if the price of the underlying security (or the value of its denominated currency) declines. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

         Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered put writer would be unable to utilize the amount held in cash, U.S. government or other high-grade short-term obligations, or other high-quality liquid securities, as security for the put option for other investment purposes until the exercise or expiration of the option.

         The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, since such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option that does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

         Among the possible reasons for the absence of a liquid secondary market on an exchange are: (1) insufficient trading interest in certain options; (2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (4) interruption of the normal operations on an exchange; (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist.

         In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions will be entered into by the Fund only with brokers or financial institutions deemed creditworthy by SCMI.

         Exchanges have established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. If the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         The extent to which the Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the

Portfolio's intention to operate in such a manner as to permit a fund invested in the Portfolio to qualify as such, see "Taxation".

         FUTURES CONTRACTS. The Fund may purchase and sell interest-rate, currency, and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills, and/or any foreign government fixed-income security ("interest-rate futures contracts"), on various currencies ("currency futures contracts"), and on such indices of U.S. and foreign securities as may exist or come into being ("index futures contracts").

         The Fund may purchase or sell interest-rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If SCMI anticipates that interest rates may rise and, concomitantly, that the price of certain of its portfolio securities fall, the Fund may sell an interest-rate futures contract. If declining interest rates are anticipated, the Fund may purchase an interest-rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

         The Fund may purchase or sell currency futures contracts on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. The Fund may enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency exchange contracts; namely, to secure the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

         The Fund may purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If SCMI anticipates that the prices of securities the Fund holds may fall, the Fund may sell an index futures contract. Conversely, if SCMI wishes to hedge the portfolio against anticipated price rises in those securities that the Fund intends to purchase, the Fund may purchase an index futures contract.

         In addition to the above, interest-rate, currency and index futures contracts will be bought or sold in order to close out short or long positions maintained by the Fund in corresponding futures contracts.

         Although most interest-rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

         INTEREST-RATE FUTURES CONTRACTS. When the Fund enters into an interest-rate futures contract, it is initially required to deposit with its custodian (in a segregated account in the name of the broker performing the transaction) an "initial margin" of cash, U.S. government or other high-grade short-term obligations, or other high-quality liquid securities, equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

         Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of money by a brokers' client but is, rather, a good faith deposit on the futures contract that will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily, and the Fund may be required to make subsequent deposits with its futures contract clearing broker of cash or U.S. government securities (called "variation margin") that are reflective of price fluctuations in the futures contract.

         CURRENCY FUTURES CONTRACTS. Generally, foreign currency futures contracts provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. SCMI assesses such factors as cost spreads, liquidity and transaction costs in determining whether to use futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

         Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply generally to the buying and selling of futures contracts. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

         INDEX FUTURES CONTRACTS. The Fund may invest in index futures contracts. An index futures contract sale creates an obligation by the Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indices do not require the physical delivery of securities but provide for a final cash settlement on the expiration date that reflects accumulated profits and losses credited or debited to each party's account.

         The Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest-rate futures contracts. In addition, due to current industry practice, daily variations in gain and loss on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

         At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash may be required to be paid by or released to the Fund, and it realizes a loss or gain.

         OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts traded on an exchange and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the position in the futures contract by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.



                                       11

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


         The Fund may purchase and write options on futures contracts for purposes identical to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, SCMI wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, the Fund might write a call option on an interest-rate futures contract, the underlying security of which correlates with the portion of the portfolio that SCMI seeks to hedge. Any premiums received in the writing of options on futures contracts may provide a further hedge against losses resulting from price declines in portions of the Fund's investment portfolio.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in SCMI's opinion, the market for such options has developed sufficiently that the risks in connection with them are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gain and unrealized loss on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call
(put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's assets that may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission under which each Portfolio is excluded from registration as a commodity pool operator, the Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. Except as described above, there are no other limitations on the use of futures and options thereon by the Fund.

         The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

         RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) it holds. However, it is possible that the futures market may advance and the value of the Fund's securities (or the currency in which they are denominated) may decline. If this occurs, the Fund will lose money on the futures contract and also experience a decline in value of its portfolio securities. While this might occur for only a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

         If the Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated) and the value of such securities (currencies) decreases, then the Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

         If the Fund has sold a call option on a futures contract, it will cover this position by holding (in a segregated account maintained by its custodian) cash, U.S. government securities or other high-grade debt obligations, or other high-quality liquid securities, equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies)



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


underlying the futures contract or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

         In addition, if the Fund holds a long position in a futures contract, it will hold cash, U.S. government or other high-grade debt obligations, or other high-quality liquid securities, equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained by the Fund's custodian. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

         Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures contract positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest-rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures contract positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

         Futures contracts and options thereon that are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges, and brokerage commissions, clearing costs and other transaction costs may be higher. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may cause delays in the settlement of the Fund's foreign exchange transactions.

         In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by SCMI.

         While the futures contracts and options transactions in which the Fund engages for the purpose of hedging its portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk that may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest-rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and are expected to diminish as the contract approaches maturity.

         There may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities (currencies) that are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result

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


if investors in futures contracts choose to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market can be anticipated with the resulting speculation causing temporary price distortions. Due to the possibility of price distortions in the futures contracts market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest-rate trends may still not result in a successful hedging transaction.

         There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel the Fund to close, or prevent it from closing, out a contract, which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

         The extent to which the Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to operate in such a manner as to permit a fund invested in the Fund to qualify as such, see "Taxation".

         INTEREST-RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest-rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, each Portfolio may enter into interest-rate swaps and other interest-rate transactions, such as interest-rate caps, floors, and collars. Interest-rate swaps involve the exchange by the Fund with another party of different types of interest-rate streams (E.G., an exchange of floating-rate payments for fixed-rate payments with respect to a notional amount of principal). The purchase of an interest-rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined rate of interest rates or values. The Portfolios intend to use these interest-rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If SCMI were incorrect in its forecasts of market values, interest rates, or other applicable factors, the Fund's investment performance would be less favorable than it would have been if this investment technique were not used.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment may take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets that may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.

         WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an

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



investment opportunity. There is no overall limit to the percentage of the Fund's assets that may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

         TEMPORARY INVESTMENTS. As described in the Prospectus, the Fund may hold and/or invest its assets without limitation in cash and/or Temporary
Investments (as defined below) for cash management purposes, pending initial investment in accordance with the Fund's investment objective and policies. In addition, the Fund may hold these investments for temporary defensive purposes. The Fund may assume a temporary defensive posture when, owing to political, market or other factors broadly affecting markets in one or more Asian Countries, SCMI determines either that opportunities for capital appreciation in those markets may be significantly limited or that significant diminution in value of the securities traded in those markets may occur. The Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. government securities, certificates of deposit, and bankers' acceptances of U.S. or foreign banks. The Fund also may hold cash and time deposits denominated in any major foreign currency in foreign banks. To the extent that the Fund invests in Temporary Investments, it may not achieve its investment objective.

         Temporary Investments are high quality debt securities (rated "AA" or above by Standard & Poor's Corporation ("S&P") or "Aa" or above by Moody's Investors Services, Inc. ("Moody's") or with an equivalent rating by other nationally recognized securities rating organizations) denominated in U.S. dollars or in another freely convertible currency including: (1) short-term (less than 12 months to maturity) and medium-term (not more than five years to maturity) obligations issued or guaranteed by: (a) the U.S. Government, its
agencies   instrumentalities,   or  government-sponsored   enterprises;  or  (b)
international organizations designated or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (2) U.S. finance company obligations, corporate commercial paper and other short-term commercial obligations; (3) obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks; and (4) repurchase agreements with respect to securities in which the Fund may invest. The banks whose obligations may be purchased by the Fund and the banks and broker-dealers with which the Fund may enter into repurchase agreements include any member bank of the Federal Reserve System and any U.S. broker-dealer or any foreign bank that has been determined by the investment adviser to be creditworthy.

         SHORT-TERM DEBT SECURITIES. For cash management, pending investment or other temporary purposes, the Fund may invest in commercial paper -- short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund for temporary defensive purposes consists of direct obligations of domestic issuers that at the time of investment are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities that, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's, and the rating "A-1" is the highest commercial paper rating assigned by S&P. The Fund also may invest in variable rate master demand notes, which are obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payer of such notes. Generally both parties have the right to vary the amount of the outstanding indebtedness on the notes.

         REPURCHASE AGREEMENTS. The Fund may invest in securities subject to repurchase agreements that mature or may be terminated by notice in seven days or less with banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI monitors the value of the underlying security at the time the transaction is entered into and at all times during the term of

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


the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If a seller defaults under a repurchase agreement, the Fund may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the credit-worthiness of banks and dealers with which the Fund enters into repurchase agreements.

         RESTRICTED SECURITIES. "Liquidity" under "Investment Policies" in the Prospectus sets forth the circumstances in which the Fund may invest in "restricted securities". In connection with the Fund's original purchase of restricted securities, SCMI may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Portfolio. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

         If SCMI determines that a "restricted security" is liquid pursuant to guidelines adopted by Board of Trustees of Schroder Capital Funds (the "Schroder Core Board"), the security is not deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular restricted security, that security may become illiquid, which could affect the Fund's liquidity.

         RULE 144A SECURITIES. The Fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as contemplated by rule 144A under the Securities Act of 1933 (the "Securities Act"). Rule 144A provides an exemption from the registration requirements of the Securities Act for resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be deemed to be liquid, though there is no assurance that a liquid market for any particular Rule 144A security will develop or be maintained. SCMI will make liquidity determinations subject to guidelines approved by the Schroder Core Board. If any Rule 144A security previously determined to be liquid is later determined to be illiquid, such security will be subject to the Fund's 15% limitation on illiquid securities.

         U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued or guaranteed by the U.S. Government (or its agencies, instrumentalities or government-sponsored enterprises). Agencies, instrumentalities and government-sponsored enterprises that have been established or sponsored by the U.S. Government and issue or guarantee debt securities include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies, instrumentalities or government-sponsored enterprises referred to above are backed by the full faith and credit of the U.S. Government. There can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

         BANK OBLIGATIONS. The Fund may invest in obligations of U.S. and foreign banks (including certificates of deposit and bankers' acceptances) whose total assets at the time of purchase exceed $1 billion. The Fund also may hold cash and time deposits denominated in any major currency in foreign banks. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of

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


funds. Similar to a certificate of deposit, a time deposit earns a specified rate of interest over a definite time period; however, it cannot be traded in the secondary markets.

         LOANS OF FUND SECURITIES. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must:
(1) on each business day, at least equal the market value of the loaned securities; and (2) consist of cash, bank letters of credit, U.S. government securities, other cash equivalents or liquid securities in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). The Fund may share the interest it receives on the collateral securities with the borrower if it realizes at least a minimum amount of interest required by the lending guidelines established by the Schroder Core Board. The Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or SCMI. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

         The market value of portfolio securities purchased with cash collateral may decline. Loans of securities by the Fund are subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Schroder Core Board.

         HIGH YIELD/HIGH RISK SECURITIES. High yield/high risk securities' market values are affected more by individual issuer developments and are more sensitive to adverse economic changes than are higher-rated securities. Issuers of high yield/high risk securities may be highly leveraged and may not have more traditional methods of financing available to them. During economic downturns or substantial periods of rising interest rates, issuers of high yield/high risk securities, especially highly leveraged ones, may be less able to service their principal and interest payment obligations, meet their projected business goals, or obtain additional financing. The risk of loss due to default by the issuer is significantly greater for holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. In addition, the Fund may incur additional expenses if it is required to seek recovery upon a default by the issuer of such an obligation or participate in the restructuring of such obligation.

         Periods of economic uncertainty and change are likely to cause increased volatility in the market prices of high yield/high risk securities and, correspondingly, in the Fund's net asset value if it invests in such securities. Market prices of such securities structured as zero coupon or pay-in-kind securities are more affected by interest-rate changes and, thus, tend to be more volatile than securities that pay interest periodically and in cash.

         High yield/high risk securities may have call or redemption features that would permit an issuer to repurchase the securities from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund would likely have to replace called securities with lower yielding securities, thus decreasing the Fund's net investment income and dividends to shareholders.

         While a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher-rated securities. In periods of reduced secondary market liquidity, prices of high yield/high risk securities may become volatile and experience sudden and substantial price declines. The Fund may, therefore, have difficulty disposing of particular issues to meet its liquidity needs or in response to a specific economic event (such as a deterioration in the creditworthiness of the issuer). Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for the Fund to obtain accurate market quotations (for purposes of valuing the Fund's investment portfolio): market quotations generally are available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Under such conditions, high yield/high risk securities may have to be valued at fair value as determined by the Schroder Core Board or SCMI under Board-approved guidelines.

         Adverse publicity and investor perceptions (which may not be based on fundamental analysis) may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect the Fund's, and thus the Fund's, net asset value.

         SOVEREIGN DEBT. Investment in sovereign debt carries high risk. Certain foreign countries are large debtors to commercial banks and foreign governments. At times, certain foreign countries have declared moratoria on the payment of principal and/or interest on outstanding debt. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest when it is due may be affected by many factors, such as its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden to the economy as a whole, and political restraints. The Fund, as a holder of sovereign debt, may be asked to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

         The sovereign debt instruments in which the Fund may invest involve great risk, are deemed to be the equivalent in terms of quality to high yield/high risk securities discussed above and are subject to many of the same risks as such securities. Similarly, the Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities. The Fund will not invest in sovereign debt that is in default.

INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental policies of the Fund and cannot be changed without the vote of a "majority" of the Fund's outstanding shares. Except as noted, these restrictions also are fundamental investment restrictions of each Portfolio and cannot be changed without the vote of a "majority" of its outstanding interests. Under the 1940 Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% of more of the shares present or represented by proxy at a meeting of shareholders, if the holders of more than 50% of the outstanding shares are present; or (2) more than 50% of the outstanding shares. Under these additional restrictions, the Fund will not:

FUNDAMENTAL RESTRICTIONS

1.        INDUSTRY CONCENTRATION

                  purchase any securities which would cause 25% or more of the value of its total assets, taken at market value at the time of such purchase, to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this restriction, a foreign government is deemed to be an "industry."

2.       BORROWING AND SENIOR SECURITIES

                  borrow money except that the Fund may borrow from banks up to 33 1/3% of its total assets (including the amount borrowed ) for temporary or emergency purposes or to meet redemption requests. The Fund may not issue any class of securities which is senior to the Fund's shares of beneficial interest; provided, however, that none of the following shall be deemed to create senior securities: (1) any borrowing permitted by this restriction or any pledge or encumbrance to secure such borrowing; (2) any collateral arrangements with respect to options, futures contracts, options on future contracts or other financial instruments; or (3) any purchase, sale or other permitted transaction in options, forward contracts, futures contracts, options on future contracts or other financial instruments. (The following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities.)

3.       REAL ESTATE

                  purchase or sell real estate, real estate mortgage loans or real estate limited partnership interests (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein )

4.       LENDING

                  make loans to other parties, except that the Fund may: (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objective and policies, (b) enter into repurchase agreements with respect to portfolio securities, and (c) make loans of portfolio securities.

5.       COMMODITIES

                  purchase or sell commodities or commodity contracts, including futures contracts and options thereon, except that the Fund may purchase or sell financial futures conracts and related options, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swaps or other financial transactions.

6.       UNDERWRITING

                  underwrite (as that term is defined in the Securities Act of 1933, as amended) securities issued by other persons except to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter.

7.       EXERCISING CONTROL OF ISSUERS

                  invest  for  the  purpose  of  exercising   control  over  the
                  management of any company.

8.       SHORT SALES AND PURCHASING ON MARGIN

                  make short sales of securities or maintain a short position;or purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions and for hedging purposes and margin deposits in connection with transactions in futures contracts, options on futures contracts, options on securities and securities indices, and currency transactions) and other financial transactions.

         Notwithstanding any other investment policy or restriction to the contrary, the Fund may seek to achieve its investment objective by investing some or all of its assets in the securities of one or more investment companies to the extent permitted by the 1940 Act or an applicable exemptive order under such Act; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own. (The foregoing investment policy is fundamental.)


NONFUNDAMENTAL LIMITATIONS

         The  Fund  and  the   Portfolios   have  each  adopted  the   following
nonfundamental  investment  limitations.   Non-fundamental  limitations  may  be
changed by the Trustees without shareholder approval.



1.       NON -DIVERSIFICATION


                  Under these additional restrictions, the Fund may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. Government securities and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers.

2.       LIQUIDITY

                  The Fund may not  invest  more than 15% of its net  assets in:
                  (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3.       LENDING

                  The Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one third of the Fund's total assets.

MANAGEMENT

         OFFICERS AND TRUSTEES. The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Except as noted, each of these individuals currently serves in the same capacity for Schroder Capital Funds, Schroder Capital Funds II, Schroder Capital Funds (Delaware) and Schroder Series Trust II, other registered investment companies in the Schroder family of funds.

I. PETER SEDGWICK*,62, 33 Gutter Lane, London, England - Chairman and Trustee of the Trust; Group Managing Director, Schroders plc; Chairman and Director, SCMI and Schroder Capital Management International Ltd.; Chief Executive and Director, Schroder Investment Management Ltd.; Director, various offshore funds for which a member of the Schroder group of companies serves as manager.

DAVID M.  SALISBURY*,  46, 33 Gutter Lane,  London,  England - Vice Chairman and
Trustee  of  the  Trust;   Chairman,   SCMI  and  Schroder  Capital   Management
International Ltd.; Director, Schroders plc.

PETER E. GUERNSEY, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

JOHN I. HOWELL, 80, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

WILLIAM L. MEANS, 59. c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Chief Investment Officer, Alaska Permanent Fund Corporation, 1983-1994. Investment Officer, State of Alaska, Department of Revenue, 1973-83.

LOUISE CROSET,* 42, 33 Gutter Lane, London, England - Trustee and President of the Trust; First Vice President and Director of SCMI since 1993. Vice President, Wellington Management, from 1987 to 1993.

MARK J. SMITH, 35, 33 Gutter Lane, London, England - Vice President of the Trust; Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors.

HEATHER F. CRIGHTON, 31, 33 Gutter Lane, London, England - Vice President of the Trust; Vice President of SCMI and Schroder Capital management International Ltd. since 1994; prior thereto, Fund Manager with SCMI since 1993 and Fund Manager with Mercantile and General Reinsurance Co., London, 1988-1992.

DONALD H.M. FARQUHARSON, 34, 33 Gutter Lane, London, England - Vice President of the Trust; First Vice President and Assistant Director of SCMI since 1996; prior thereto Vice President since 1995 and Fund Manager of SCMI since 1988.

FERGAL CASSIDY, 28, 787 Seventh Avenue, 34th Floor, New York, New York - Treasurer and Chief Financial Officer of the Trust; Acting Controller and Assistant Vice President of SCM and SCMI since September 1997; Assistant Vice President of SCM and SCMI from April 1997 to September 1997; Associate, SCMI, from August 1995 to March 1997; and prior thereto Senior Accountant of Concurrency Mgt., Greenwich, Connecticut from November 1994 to August 1995, and Senior Accountant, Schroder Properties, London, September 1990 to November 1993.

MARGARET H. DOUGLAS-HAMILTON, 55, 787 Seventh Avenue, 34th Floor, New York, New York - Secretary of the Trust; Secretary of SCM since 1995; Senior Vice President (since April 1997) and General Counsel of Schroders U.S. Holdings Inc. since 1987.

CATHERINE A. MAZZA, 37, 787 Seventh Avenue, 34th Floor, New York, New York - Vice President and Assistant Secretary of the Trust; President and Director of Schroder Advisors since 1997 and 1998, respectively; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

ALEXANDRA  POE,  37,  787  Seventh  Avenue,  34th  Floor,  New York,  New York -
Assistant Secretary of the Trust; First Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since 1994; prior thereto counsel to and Vice President of Citibank, N.A. since 1989.

THOMAS G. SHEEHAN, 42, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Counsel and Relationship Manager-of Forum, the Trust's subadministrator; Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

*    Interested Trustee of the Trust within the meaning of the 1940 Act.

     Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders U.S. Holdings Inc., which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc. Schroder Capital Management Inc. ("SCM") is also a wholly owned subsidiary of Schroders U.S. Holdings Inc..

         Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation directly from the Trust or Fund. The Trust's independent Trustees of the Trust receive an annual fee of $7,500 and a fee of $500 for each meeting of the Trust Board attended by them. The Fund has no bonus, profit sharing, pension or retirement plans.

         The following table provides the fees paid to each of the Trust's independent Trustees by Schroder Asian Growth Fund, Inc. (the predecessor closed-end fund) and the other funds in the Schroder family of funds for the fiscal year ended October 31, 1997 (the most recent fiscal year of the predecessor fund and many of the other funds in the Schroder family).

                                                          Pension or                                   Total
                                                          Retirement                             Compensation From
                                      Aggregate        Benefits Accrued      Estimated Annual      Trust And Fund
                                  Compensation From    As Part of Trust       Benefits Upon       Complex Paid To
Name of Trustee                     TrustSchroder          Expenses             Retirement            Trustees
                                 Asian Growth Fund,
                                        Inc.
-------------------------------- -------------------- -------------------- --------------------- -------------------

Mr. Guernsey                           $10,625                $0                    $0                $21,875
Mr. Howell                             $10,625                $0                    $0                $21,875
Mr. Means                              $10,625                $0                    $0                $10,625


     As of June 30, 1998, the Officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Trust's outstanding shares.

INVESTMENT ADVISER

         SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to each Portfolio under an investment advisory agreement between Schroder Core and SCMI (the "Core Advisory Agreement"). SCMI is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $175 billion as of December 31, 1997.

         Under the Core Advisory Agreement, SCMI is responsible for managing the investment program for each Portfolio. In this regard, it is SCMI's responsibility to make decisions relating to the Portfolios' investments and to place purchase and sale orders regarding such investments with brokers or dealers it selects. SCMI also furnishes Schroder Core and the Trust Board, which has overall responsibility for the business and affairs of the Trust, with periodic reports on the investment performance of the Portfolios and Fund.

         The  Core  Advisory   Agreement   continues  in  effect  provided  such
continuance is approved annually: (1) by the holders of a majority of the outstanding voting securities of the Fund or by Schroder

Core Board; and (2) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Core Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Fund on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to the Trust, and it terminates automatically if assigned. The Core Advisory Agreement also provides that, with respect to the Portfolios, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of duties or by reason of reckless disregard of any obligations and duties under the Agreement

         SCMI also serves as investment adviser to the Fund under an investment advisory and asset allocation agreement with the Trust (the "Fund Advisory Agreement"). Under the Fund Advisory Agreement, SCMI is entitled to receive an investment advisory fee for asset allocation services of 0.20% of the Fund's average daily net assets, on an annual basis, with respect to assets invested in the Fund (or another registered investment company). The Fund Advisory Agreement, however, provides that with respect to assets invested in a Portfolio, SCMI is not entitled to receive an investment advisory fee from the Fund for investment management services. The Fund's investment may be withdrawn from a Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. In that event, under the Fund Advisory Agreement, SCMI would be entitled to receive a monthly fee at an annual rate of 0.90% of the Fund's average daily net assets, on assets managed directly at the Fund level. The Fund Advisory Agreement between the Trust and SCMI is the same in all material respects as the Portfolios' Core Advisory Agreement (except as to the parties and the circumstances under which fees will be paid).

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Advisors, under which Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

         For providing administrative services Schroder Advisors is entitled to receive from the Fund a fee, payable monthly, at the annual rate of 0.05% of the Fund's average daily net assets. The Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

         The Trust has entered into a Subadministration Agreement with Forum. Under its Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administration Agreement, including shareholder reporting and regulatory compliance. For providing its services, Forum is entitled to receive a monthly fee from the Fund at the annual rate of 0.05% of the average daily net assets. The Subadministration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Fund.

         Schroder Advisors and Forum provide similar services to the Portfolios pursuant to administration and subadministration agreements between Schroder Core and each of these entities, for which Schroder Advisors and Forum are each compensated at the annual rate of 0.05% of the Fund's average daily net assets. The administration and subadministration agreements are the same in all material respects as the Fund's respective agreements (except as to the parties and the fees payable thereunder).

         The fees paid by the Fund and Portfolios to SCMI and Schroder Advisors may equal up to 1.00% of the Fund's average daily net assets. Such fees as a whole are higher than advisory and management fees charged to mutual funds which invest primarily in U.S. securities but not necessarily higher than those charged to funds with investment objectives similar to that of the Fund.

DISTRIBUTION OF FUND SHARES

         Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares under a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders U.S. Holdings Inc., the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

         Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

FUND ACCOUNTING

         Forum Accounting Services, LLC ("Forum Accounting"), an affiliate of Forum, performs fund accounting services for the Fund pursuant to an agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board upon 60 days' written notice to Forum Accounting or by Forum Accounting upon 60 days' written notice to the Trust.

         Under its agreement, Forum Accounting prepares and maintains the books and records of the Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund, calculates dividends and capital-gain distributions, and prepares periodic reports to shareholders and the SEC. For its services to the Fund, Forum Accounting is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of the Fund above one. Forum Accounting is entitled to an additional $24,000 per year with respect to global and international funds.

         Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless Forum Accounting and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

         Investment decisions for the Fund or the Portfolios and for SCMI's other investment advisory clients are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved, and a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner that, in SCMI's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Each Portfolio's portfolio transaction costs are borne prorata by its investors, including the Fund.

BROKERAGE AND RESEARCH SERVICES

         Transactions on U.S. stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction; for example, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for the Fund are placed with foreign broker-dealers, certain portfolio transaction costs for the Fund may be higher than fees for similar transactions executed on U.S. securities exchanges. However, SCMI seeks to achieve the best net results in effecting its portfolio transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         The Fund and Core Advisory Agreements authorize and direct SCMI to place orders for the purchase and sale of the Fund's or a Portfolio's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain the most favorable price and execution available. The Fund or a Portfolio may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it deems relevant (including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions).

         Historically, investment advisers, including advisers of investment companies and other institutional investors, have received research services from broker-dealers that execute portfolio transactions for the advisers' clients. Consistent with this practice, SCMI may receive research services from broker-dealers with which it places portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Fund or a Portfolio), although not all of these services are necessarily useful and of value in managing the

Fund or a Portfolio. The investment advisory fee paid by the Fund or a Portfolio is not reduced because SCMI and its affiliates receive such services.

         As permitted by Section 28(e) of the 1934 Act, SCMI may cause the Fund or a Portfolio to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in the 1934 Act) an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, although it does not do so currently SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commissions paid by the Fund or a Portfolio toward payment of Fund or Portfolio expenses, such as custodian fees.

         Subject to the general policies of the Fund or a Portfolio regarding allocation of portfolio brokerage as set forth above, the Core Board has authorized SCMI to employ: (1) Schroder & Co. Inc. ("Schroder Inc.") an affiliate of SCMI, to effect securities transactions of the Fund or a Portfolio on the New York Stock Exchange only; and (2) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions of the Fund or a Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

         Payment of brokerage commissions to Schroder Inc. or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a securities exchange paid by a registered investment company to a broker that is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Fund's and Portfolios' policy that commissions paid to Schroder Inc. or Schroder Securities will, in SCMI's opinion, be: (1) at least as favorable as commissions contemporaneously charged by Schroder Inc. or Schroder Securities, as the case may be, on comparable transactions for their most favored unaffiliated customers; and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Trust Board and Core Board, including a majority of the respective non-interested Trustees, have each adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that commissions paid to Schroder Inc. or Schroder Securities by the Fund or a Portfolio satisfy the foregoing standards. Such procedures are reviewed periodically by the applicable Board, including a majority of the non-interested Trustees. Each Board also reviews all transactions at least quarterly for compliance with such procedures.

         It is further a policy of the Fund and Portfolios that all such transactions effected by Schroder Inc. on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Inc. actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder Inc. will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

         Schroder Inc. pays a portion of the brokerage commissions it receives from the Fund or a Portfolio to the brokers executing the transactions on the New York Stock Exchange. In accordance with Rule 11a2-2(T), Schroder Core has entered into an agreement with Schroder Inc. permitting it to retain a portion of the brokerage commissions paid to it by the Fund or a Portfolio. Each Board, including a majority of the non-interested Trustees, have approved this agreement.

         Neither the Fund nor a Portfolio has any understanding or arrangement to direct any specific portion of its brokerage to Schroder Inc. or Schroder
Securities, and neither will direct brokerage to Schroder Inc. or Schroder Securities in recognition of research services.

         From time to time, the Fund or a Portfolio may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NAV PER SHARE

         The NAV per share of the Fund is determined as of the close of trading on the New York Stock Exchange each day that the Exchange is open. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Core Board has established procedures for the valuation of the Portfolio's securities: (1) equity securities listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange are valued at their latest sale prices on such exchange that day prior to the time when assets are valued; in the absence of sales that day, such securities are valued at the last sale price on the preceding trading day or at closing mid-market prices (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Fund's investment adviser); (2) unlisted equity securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation; (3) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Core Board's procedures; (4) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (5) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

         When an option is written, an amount equal to the premium received is recorded in the books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option. Options are valued at their mid-market prices in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and related options are stated at market value.

REDEMPTIONS IN-KIND

         In the event that payment for redeemed shares is made wholly or partly in portfolio securities, shareholders may incur brokerage costs in converting the securities to cash. An in-kind distribution of portfolio securities is generally less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of its investment portfolio.

TAXATION

         Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (1) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (2) the amounts of investment income and capital gain earned are determined on a series-by-series (rather than on a Trust-wide) basis.

         The Predecessor Fund qualified in its last fiscal year as a regulated investment company under Subchapter M of the Code. The Fund intends to qualify as a regulated investment company under

Subchapter M of the Code each year so long as such qualification is in the best interests of its shareholders. To do so, the Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to federal income tax on its investment company taxable income and "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

         Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, the Fund must distribute for each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (2) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (3) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions of investment company taxable income (including net realized short-term capital gain) are taxable to shareholders as ordinary income. Generally, it is not expected that such distributions will be eligible for the dividends received deduction available to corporations. However, if the Fund acquires at least 10% of the stock of a foreign corporation that has U.S. source income, a portion of the Fund's ordinary income dividends attributable to such income may be eligible for such deduction, if certain requirements are met.

         Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time Fund shares have been held by a shareholder and are not eligible for the dividends received deduction. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. A loss realized by a shareholder on the sale of Fund shares with respect to which capital-gain distributions have been paid will, to the extent of such capital-gain distributions, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distribution or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions will have for federal income tax purposes a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

         Distributions by the Fund reduce the net asset value of the Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution, which will be returned to the investor in the form of a taxable distribution.

         Upon redemption or sale of shares, a shareholder will realize a taxable gain or loss, which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares, and generally will qualify for the new reduced rates for capital gains if the shares have been held for more than 18 months.

         Ordinary income dividends paid to Fund shareholders who are nonresident aliens are subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

         Dividends and interest received (and, in certain circumstances, realized capital gain) by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and ordinarily expects, to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income; treat such proportionate share as taxes paid by them; and, subject to certain limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

         Pursuant to the tax convention between the U.S. and Japan ( the " Convention "), a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by Japanese corporations to the Fund. Pursuant to the present terms of the Convention, interest received by the Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. Capital gains of the Fund arising from its investments as described herein are not taxable in Japan.

         Generally, the Fund will be subject to the Japanese securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

         Due to investment laws in certain emerging market countries, it is anticipated that the Fund's investments in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. The Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of distributions from such company and on gain from the disposition of such shares (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders.

         The Fund may make an election with respect to PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs.

         The Fund may write, purchase or sell options or futures contracts. Unless the Fund is eligible to, and does, make a special election, such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year (I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless such special election is made, gain or loss from transactions in options and futures contracts will be 60% long-term and 40% short-term capital gain or loss.

         Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options and futures contracts. Under
Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures.

         In general, gain from "foreign currencies" and from foreign currency options, foreign currency futures contracts and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures contracts or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund.

         Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gain or loss from certain forward contracts not traded in the interbank market, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gain or loss will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if the Code Section 988 loss exceeds other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the loss was realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his or her Fund shares.

         The Trust is required to report to the Internal Revenue Service ("IRS") all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholders). All such distributions and proceeds generally will be subject to the withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if: (1) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that it is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     U.S. federal income taxation of a shareholder who, under the Code, is a non-resident alien individual, a foreign trust or estate, foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income form the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. Ordinarily, income from the Fund will not be treated as so "effectively connected."

         If the income from the Fund is not treated as "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder dividends of net investment income (which includes short-term capital gains), whether received in cash or reinvested in shares, will be subject to a U.S. federal income tax of 30% (or lower treaty rate), which tax is generally withheld from such dividends. Furthermore, such

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



non-U.S. shareholders may be subject to U.S. federal income tax at the rate of 30% (or lower treaty rate) on their income resulting from the Fund's election (described above) to "pass through" the amount of non-U.S. taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the non-U.S. income taxes treated as having been paid by them.

         A non-U.S. shareholder whose income is not treated as "effectively connected" with a U.S. trade or business generally will not be subject to U.S. federal income taxation on distributions of net long-term capital gains and any gain realized upon the sale of Fund shares. If the non-U.S. shareholder is treated as a non-resident alien individual but is physically present in the United States for more than 182 days during the taxable year, then in certain circumstances such distributions of net long-term capital gains amounts retained by the Fund which are designated as undistributed capital gains and grain from the sale of Fund shares will be subject to a U.S. federal income tax of 30% (or lower treaty rate). In the case of a non-U.S. shareholder who is a non-resident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of distributions (including distributions of net long-term capital gains) unless IRS Form W-8 is provided. See "backup withholding," above.

     If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of net investment income (which includes short-term capital gains) whether received in cash or reinvested in shares net long-term capital gains and amounts otherwise includable in income, such as amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. taxpayers. Non-U.S. shareholders that are corporations may also be subject to the branch profits tax.

     Transfers of shares of the Fund by gift by a non-U.S. shareholder will generally not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at death will be includable in the shareholder's gross estate for U.S. federal income tax purposes.

     The income tax and estate tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty.

     Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of the Fund.

                                   * * * * * *

         The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, foreign, state and local taxation.

OTHER INFORMATION

ORGANIZATION

         The Trust was formed as a Delaware business trust on December 5, 1997. The Trust is registered as an open-end management investment company under the 1940 Act.

         Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. Securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this

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



point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

         The Trust has authorized an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Fund) and may divide series into classes of shares, and the costs of doing so may be borne by a series or a class or the Trust in accordance with the Trust
Instrument. The Trust currently consists of one series. The Fund offers one class of shares, Class A Shares.

         When issued for the consideration described in the Prospectus or under the dividend reinvestment plan, shares are fully paid, nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held).

         The Trust does not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters are not submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each Trustee serves until death, resignation or removal. Vacancies are filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies. Similarly, the selection of independent accountants and renewal of investment advisory agreements for future years is performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new independent accountants if the employment of the Trust's independent accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate.

         In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee at any meeting of the shareholders.



PERFORMANCE INFORMATION


         Total return data relating to Class A Shares of the Fund may from time to time be included in advertisements about the Fund. The Fund is the successor to Schroder Asian Growth Fund, Inc., a closed-end management investment company ("SAGF"), which commenced operations on December 23, 1993. Total return data relating to the Fund includes data relating to SAGF for periods prior to the commencement of the Fund's operations.

         When the Fund's average annual total return is advertised with respect to its Class A Shares, it will be calculated over periods of one, five, and 10 years (including, in each case, the period from the

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


commencement of operations), or for the period since the commencement of operations, if shorter. Total return is determined by calculating the actual dollar amount of investment return on a $1,000 investment in Class A Shares of the Fund (or in shares of SAGF, as the case may be), made at the beginning of the period, reflecting in each case deduction of the maximum sales charge applicable to Class A Shares of the Fund, and then calculating the annual compounded rate of return which would produce that amount. Total return of Class A Shares for a period of one year or less is equal to the actual investment return on those shares (reflecting deduction of the maximum sales charge) during that period. Total return calculations assume that all dividends and distributions are reinvested at net asset value when paid.

     The Fund may also present non-standardized total return, which may include total return presented for other periods, total return that does not give effect to any sales charge, and total return that does not reflect the deduction of other fees or expenses charged to the Fund. Any quotation of total return not reflecting such sales charges or other fees or expenses would be reduced if such sales charges, fees, or expenses were reflected.

         The table below shows the total return of the Fund (including total return data relating to SAGF) for the one-year period ended June 30, 1998 and the average annual total return of the Fund (including total return data relating to SAGF) for the period from its inception on December 23, 1993 through June 30, 1998. (The Fund commenced operations as an open-end fund on March 20, 1998.)
          o The investment performance of any investment company will be affected by a number of factors, including, among other things, its investment objective and policies, fees, expenses, and applicable sales charges, the size of the fund, cash flows into and out of the fund, and market conditions. Although the investment objective and policies of SAGF were substantially the same as those of the Fund, there can be no assurance that the investment performance of SAGF is indicative of the investment performance the Fund will achieve, and differences among the factors outlined above and other factors will affect the performance of the Fund relative to the historical performance of SAGF.

          o As an open-end investment company, the Fund must invest most of its assets in liquid securities in order to meet possible shareholder redemption requests. SCMI's investment decisions for the Fund may be affected at times by the cash flows, or anticipated cash flows, into or out of the Fund. As a closed-end company, SAGF was not subject to these factors.

          o The performance information shown reflects the deduction at the beginning of each period of an initial sales load of 5.25%, the maximum sales load applicable to the Fund, and does not reflect the underwriting discount applicable to the initial offering of shares by SAGF.

          o The operating expenses incurred by SAGF for the period prior to its reorganization into the Fund were less than those the Fund expects to incur during its current fiscal year. For example, total fund operating expenses of SAGF for its fiscal year ended October 31, 1997 were 1.78%; the Fund's total fund operating expenses for the current fiscal year will be 1.95% (or, in the absence of applicable fee waivers, are currently expected to be 2.49%). The performance information of SAGF has not been restated to reflect differences in the operating expenses incurred by it and those expected to be incurred by the Fund. If SAGF had incurred operating expenses at the same rate as the Fund is expected to incur expenses during the current fiscal year, its total return would have been lower than that shown above.

         All performance data is based on past investment results and does not predict future performance. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

                       INVESTMENT PERFORMANCE OF THE FUND
(INCLUDING SCHRODER ASIAN GROWTH FUND, INC. FOR PERIODS PRIOR TO MARCH 20, 1998)


Average annual total return for the periods ended June 30, 1998*



------------------------------------ ---------------- ---------------------

                                     Standardized     Non-Standardized
                                     Total Return**   Total Return+
------------------------------------ ---------------- ---------------------
1 Month                                    - -              -6.78%
------------------------------------ ---------------- ---------------------
3 Months                                   - -             -22.53%
------------------------------------ ---------------- ---------------------
Year to Date                               - -             -47.87%
------------------------------------ ---------------- ---------------------
1 Year                                    -55.39%          -52.93%
------------------------------------ ---------------- ---------------------
Since Inception (12/22/93)                -16.02%          -15.00%
------------------------------------ ---------------- ---------------------


*  Performance for less than one year is not annualized.
** Reflects  deduction of an initial sales load of 5.25% at the beginning of the period
+  Calculated without assuming payment of the sales load.

         While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

CALCULATION OF PERFORMANCE

         Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P =  a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return
                  n =  number of years
                  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

         Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the sales load according to the following formula:

       P(1+U)n = ERV

       Where
                  P = a  hypothetical  initial  payment of  $1,000.
                  U = average  annual  total  return assuming non payment of the maximum sales load at the beginning of the stated period and/or other fees or expenses paid by the Fund.
                  n = number of years
                  ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the stated period

         In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in




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


order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT = period total return
                  The other definitions are the same as in average annual total return above

OTHER ADVERTISEMENT MATTERS

         In performance advertising, the Fund may refer to performance data and ratings or rankings published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized market indices and other benchmarks. The Fund may refer to general market performance data over past time periods published by independent sources. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

          The Fund may also include various information in its advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals; (3) information (including charts and illustrations) showing the effects of compounding interest and other distributions; (4) information relating to inflation and its effects on the dollar; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Investment Adviser; (7) summaries of the views of the portfolio managers with respect to portfolio strategy and/or the financial markets; (8) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (9) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (10) the net asset value, net assets or number of shareholders of a Fund as of one or more dates. In connection, or in conjunction, with its advertisements, the Fund may provide other information about the experience, policies or business practices of the Fund or any of its service providers.


PRINCIPAL SHAREHOLDERS

As of July 15, 1998, the following shareholders owned of record 5% or more of the Fund's outstanding shares:

          Shareholder                                       Percent of Fund Held

          Merrill Lynch Pierce Fenner & Smith               33.94%
          101 Hudson Street
          Jersey City, NJ  07302

          Charles Schwab & Co., Inc.                        6.73%
          101 Montgomery Street
          San Francisco, CA  94104-4122

          Paine Webber Incorporated                         5.46%
          1000 Harbor Blvd.
          Weehawken, NJ  07087-6790

          Prudential Securities. Inc.                       5.44%
          Special Custody Account for the
          Exclusive Benefit of Customers
          Attn: Book Entry Fl 8
          One New York Plaza
          New York, NY  10004-1901

          Smith Barney Inc.                                 5.41%
          333 West 34 Street, 7th Fl.
          New York, NY  10001-2483


CUSTODIAN

         The Chase Manhattan Bank, through its Global Custody Division located in London, England, acts as custodian of the Fund's and the Portfolios' assets but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund or the Portfolios. Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made currently by the Core Trust Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic




                                       35

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


stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

        BFDS, Two Heritage Drive, North Quincy, Massachusetts 02171, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

        Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Trust.

INDEPENDENT ACCOUNTANT

     PricewaterhouseCoopers L.L.P. serves as independent accountants for the Trust. Coopers & Lybrand L.L.P. provides audit services and consultation in connection with review of U.S. SEC filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

YEAR 2000 DISCLOSURE

        The Fund receives services from the investment advisor, administrators, distributor, transfer agent and custodian which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the year 2000 from the year 1900. Schroder Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

         The fiscal year end of the Fund is October 31. Financial statements for the Fund's semi-annual period and fiscal year will be distributed to shareholders of record. The Board in the future may change the fiscal year end of the Fund.


     The unaudited financial statements for the period ended April 30, 1998, including Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, and Portfolio of Investments are included in the Fund's Semi-Annual Report delivered along with this SAI and are incorporated herein by reference.The Fund's unaudited financial statements were filed via EDGAR on Form N-30D on July 16, 1998, accession number 0001004402-98-000393.



     The audited financial statements of Schroder Asian Growth Fund, Inc. for the fiscal year ended October 31, 1997, are included in that fund's Annual Report to Shareholders and are set forth herein as Appendix B.

                                   APPENDIX A
                                   ----------


                      RATINGS OF CORPORATE DEBT INSTRUMENTS



MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"  Fixed-income   securities  which  are  rated  "A"  possess  many  favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"  Fixed-income  securities  which are rated "Baa" are  considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

         Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

         Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING GROUP("STANDARD & POOR'S")

FIXED-INCOME SECURITY RATINGS

         A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

                                      A-2

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

         Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

"CC"  The  rating  "CC"  is  typically   applied  to   fixed-income   securities
subordinated to senior debt which is assigned an actual or implied "CCC" rating.

"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

COMMERCIAL PAPER RATINGS

         Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

         Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                   APPENDIX B
                                   ----------
                         Unaudited Financial Statements

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
- ------------------------------------------------------------

PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1997

                               COUNTRY WEIGHTINGS

COUNTRY                                                       % OF NET ASSETS
- ------------------------------------------------------------------------------
Hong Kong                                                              27.3%
Japan                                                                  18.7%
Singapore                                                               9.7%
Malaysia                                                                8.0%
India                                                                   7.4%
Korea                                                                   3.8%
Philippines                                                             3.5%
Indonesia                                                               3.0%
China                                                                   1.8%
Thailand                                                                1.6%
Cash                                                                   15.2%
 ------------------------------------------------------------------------------
Total                                                                 100.0%

                             INVESTMENT BY INDUSTRY

INDUSTRY                                                       % OF NET ASSETS
- ------------------------------------------------------------------------------
Real Estate                                                            20.3%
Capital Equipment                                                      17.6%
Services                                                               14.9%
Energy                                                                  8.5%
Finance                                                                 7.2%
Multi-Industry                                                          6.8%
Materials                                                               4.7%
Consumer Goods                                                          3.2%
Insurance                                                               1.6%
Cash                                                                   15.2%
- ------------------------------------------------------------------------------
Total                                                                 100.0%

                                TOP TEN HOLDINGS

SECURITY                                                                       % OF NET ASSETS
- ----------------------------------------------------------------------------------------------
Citic Pacific Ltd. (HK)                                                                 4.4%
Hutchison Whampoa (HK)                                                                  3.7%
Cheung Kong Holdings Ltd. (HK)                                                          2.8%
Sun Hung Kai Properties Ltd. (HK)                                                       2.5%
Swire Pacific Ltd. 'A' (HK)                                                             2.4%
China Resources Enterprise Ltd. (HK)                                                    2.4%
Singapore Press Holdings Ltd. (SGD)                                                     2.3%
Cheung Kong Infrastucture Holdings (HK)                                                 2.3%
New World Infrastucture Ltd. (HK)                                                       2.0%
Hong Kong & China Gas Company Ltd. (HK)                                                 1.9%
--------------------------------------------------------------------------------
Total                                                                                  26.7%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
 ------------------------------------------------------------

SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

           COMMON STOCKS - 84.8%
           CHINA - 1.8%
   SHARES                                     VALUE US$
- ---------                                  ------------
  121,000  UTILITIES ELECTRICAL & GAS - 1.8%
           Huaneng Power International,
             Ltd. (a)*
             (Cost $2,050,520)
           HONG KONG - 27.3%
                                              2,662,000
                                           ------------
1,331,000  BUILDING & CONSTRUCTION - 2.3%
           Cheung Kong Infrastructure
             Holdings
                                              3,443,726
                                           ------------
3,160,000  CHEMICALS - 0.8%
           Chen Hsong Holdings Ltd.
                                              1,226,391
                                           ------------
1,376,000  COMMERCE/INDUSTRIAL - 6.8%
  672,000  Citic Pacific Ltd.
           Swire Pacific Ltd. 'A'
                                              6,586,287
                                              3,590,375
                                           ------------
                                             10,176,662
                                           ------------
1,486,000  ELECTRICITY & GAS - 1.8%
           Hong Kong and China Gas
             Company Ltd.
                                              2,806,675
                                           ------------
  767,250  FOODS - 0.1%
           Guangdong Brewery Holdings
             Ltd.*
                                                140,944
                                           ------------
  616,000  REAL ESTATE - 14.7%
1,290,000  Cheung Kong Holdings Ltd.
  811,000  China Resources Enterprise
   77,000    Ltd.
1,501,000  Hutchison Whampoa
  509,000  New World Development Company
  825,000    Ltd.
           New World Infrastructure Ltd.*
           Sun Hung Kai Properties Ltd.
           Wharf (Holdings) Ltd.
                                              4,283,312
                                              3,537,904
                                              5,613,001
                                                270,944
                                              3,019,476
                                              3,753,299
                                              1,686,287
                                           ------------
                                             22,164,223
                                           ------------
1,214,000  SERVICES - 0.5%
           Guangdong Investments
                                                773,474
                                           ------------
  430,000  WHOLESALE - 0.3%
           Guangnan Holdings
           TOTAL HONG KONG
           (COST $43,034,303)
           INDIA - 7.4%
                                                394,955
                                           ------------
                                             41,127,050
                                           ------------
           BANKING - 0.8%
           State Bank of India
           COMMON STOCKS
                                              1,191,460
  165,000                                  ------------
   SHARES                                     VALUE US$
- ---------                                  ------------
           INDIA (CONCLUDED)
           HOUSEHOLD GOODS - 1.6%
   69,000  Hindustan Lever Ltd.               2,435,032
                                           ------------
           LEISURE AND TOURISM - 0.0%
      125  Indian Hotels Co., Ltd.                2,019
                                           ------------
           MACHINERY & ENGINEERING - 1.2%
   72,000  Bajaj Auto Ltd.                    1,142,327
   36,000  Bajaj Auto Ltd. Bonus Shares         571,140
      227  Tata Engineering & Locomotive
             Company Ltd.                         1,992
                                           ------------
                                              1,715,459
                                           ------------
           OIL, INTEGRATED - 1.0%
  127,000  Bharat Petroleum Corporation
             Ltd.                             1,523,720
                                           ------------
           PHARMACEUTICALS - 0.0%
    1,779  Ranbaxy Laboratories Ltd.             34,701
                                           ------------
           TELECOMMUNICATIONS - 2.8%
  393,000  Mahanagar Telephone Nigam Ltd.     2,742,024
   63,000  Videsh Sanchar Nigam Ltd.          1,473,583
                                           ------------
                                              4,215,607
                                           ------------
           TOTAL INDIA
           (COST $9,361,192)                 11,117,998
                                           ------------
           INDONESIA - 3.0%
           COMMUNICATIONS - 1.0%
   46,000  P.T. Indosat                         104,109
1,430,000  P.T. Telekomunikasi Indonesia      1,334,401
                                           ------------
                                              1,438,510
                                           ------------
           FOODS - 0.5%
  774,680  P.T. Indofood Sukses Makmur          776,838
                                           ------------
           MISC. MANUFACTURING - 0.8%
  435,000  P.T. Gudang Garam                  1,235,933
                                           ------------
           RETAIL SALES - 0.4%
   82,500  P.T. Unilever Indonesia              643,454
                                           ------------
           TRANSPORTATION EQUIPMENT - 0.3%
  551,000  P.T. Astra International             410,564
                                           ------------
           TOTAL INDONESIA
           (COST $6,075,219)                  4,505,299
                                           ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
- ------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997

           COMMON STOCKS
   SHARES                                     VALUE US$
- ---------                                  ------------
           JAPAN - 18.7%
           CHEMICALS - 0.1%
   38,000  Sakata Inx Corp.                     175,127
                                           ------------
           CONSTRUCTION - 1.4%
   54,000  Daiwa House Industry Co., Ltd.       521,088
   73,000  Higashi Nihon House Co.              546,544
   48,000  Kinden Corporation                   590,966
   42,000  Sanki Engineering Co.                349,389
    8,000  Tostem Corporation                   111,139
                                           ------------
                                              2,119,126
                                           ------------
           ELECTRICAL APPLIANCES - 3.9%
   27,000  Fuji Photo Film Co.                  979,286
  142,000  Hitachi Ltd.                       1,092,671
    6,000  Kyocera Corporation                  343,898
   77,000  Matsushita Electrical
             Industrial Company, Ltd.         1,293,902
   88,000  Mitsubishi Electric
             Corporation                        293,553
   16,000  Murata Manufacturing Co., Ltd.       644,206
   30,000  Omron Corporation                    514,100
    7,700  SMC Corporation                      666,168
                                           ------------
                                              5,827,784
                                           ------------
           INSURANCE - 1.6%
  181,000  Koa Fire & Marine Insurance
             Co., Ltd.                          941,061
   90,000  Sumitomo Marine & Fire
             Insurance                          600,449
  162,000  Yasuda Fire & Marine Insurance       898,877
                                           ------------
                                              2,440,387
                                           ------------
           IRON & STEEL - 0.6%
  411,000  Sumitomo Metal Industries            823,983
                                           ------------
           LAND TRANSPORTATION - 1.1%
      123  East Japan Railway Company           598,577
  317,000  Hanshin Electric Railway Co.       1,073,280
                                           ------------
                                              1,671,857
                                           ------------
           MACHINERY - 1.5%
   63,000  Amada Metrics Co. Ltd.               463,813
  106,000  Glory Ltd.                         1,737,127
                                           ------------
                                              2,200,940
                                           ------------
           MINING - 0.1%
   31,000  Nittetsu Mining Co.                  173,813
                                           ------------
           MISC. FINANCIAL - 0.7%
   40,700  Credit Saison Co., Ltd.            1,093,595
                                           ------------
           MISC. MANUFACTURING - 0.6%
   72,000  Toppan Printing Company Ltd.         904,417
                                           ------------
           COMMON STOCKS
   SHARES                                     VALUE US$
- ---------                                  ------------
           JAPAN (CONCLUDED)
           OIL - 0.3%
   72,000  Showa Shell Sekiyu                   504,916
                                           ------------
           PAPER & PULP - 0.2%
   66,000  Oji Paper Co., Ltd.                  334,914
                                           ------------
           PHARMECEUTICALS - 0.9%
   51,000  Takeda Chemical Industries         1,391,565
                                           ------------
           REAL ESTATE - 0.4%
  133,100  Airport Facilities Co., Ltd.         476,108
   17,000  T.O.C Co.                            171,117
                                           ------------
                                                647,225
                                           ------------
           RETAIL SALES - 0.4%
   12,000  Ito-Yokado Co., Ltd.                 596,955
                                           ------------
           RUBBER GOODS - 1.0%
   66,000  Bridgestone Corp.                  1,427,502
                                           ------------
           SECURITIES - 0.4%
   51,000  Nomura Securities Company Ltd.       593,961
                                           ------------
           SERVICES - 0.1%
    9,000  Chubu-Nippon Broadcasting Co.,
             Ltd.                               157,225
                                           ------------
           TEXTILES - 0.4%
   67,000  Kuraray Company Limited              601,947
                                           ------------
           TRANSPORTATION EQUIPMENT - 0.8%
   40,000  Toyota Motor Corporation           1,114,716
                                           ------------
           WHOLESALE - 2.2%
  100,000  Inaba Denkisangyo Co.              1,123,035
   15,000  Meiko Shokai Co.                     461,692
   81,000  Mitsubishi Corporation               694,035
  143,000  Mitsui & Company                   1,086,091
                                           ------------
                                              3,364,853
                                           ------------
           TOTAL JAPAN
           (COST $35,979,550)                28,166,808
                                           ------------
           KOREA - 3.8%
           BANKING - 0.5%
   86,979  Shinhan Bank                         670,463
                                           ------------
           COMMUNICATIONS - 0.4%
    1,833  SK Telecom Co. Ltd.(1)               623,755
                                           ------------
           ELECTRICAL APPLIANCES - 0.9%
   35,000  LG Electronics                       473,958
   22,784  Samsung Electronics Co.(1)           901,748
                                           ------------
                                              1,375,706
                                           ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
- ------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997

           COMMON STOCKS
 SHARES                                     VALUE US$
- ---------                                  ------------
           KOREA (CONCLUDED)
           ELECTRICITY & GAS - 0.5%
   49,000  Korea Electric & Power Corp.         699,271
                                           ------------
           IRON-STEEL - 0.6%
   21,000  Pohang Iron & Steel Co., Ltd.
             (1)                                927,631
                                           ------------
           OILS - 0.4%
   46,020  Yukong Ltd.                          623,188
                                           ------------
           SECURITIES - 0.5%
   64,000  Daewoo Securities Co.*               793,333
                                           ------------
           TOTAL KOREA
           (COST $12,929,984)                 5,713,347
                                           ------------
           MALAYSIA - 8.0%
           BANKING - 1.2%
  354,000  Malayan Banking Berhad             1,365,202
  465,000  RHB Capital Berhad                   389,238
   83,400  RHB Sakura Merchant Bankers
             Berhad*                             52,359
                                           ------------
                                              1,806,799
                                           ------------
           CONSTRUCTION - 1.6%
  665,000  Gamuda Berhad                      1,013,901
  615,000  United Engineers (Malaysia)
             Ltd.                             1,452,466
                                           ------------
                                              2,466,367
                                           ------------
           ELECTRICITY & GAS - 1.4%
   65,000  Petronas Gas Berhad                  174,888
  888,000  Tenaga Nasional Berhad             1,911,390
                                           ------------
                                              2,086,278
                                           ------------
           GLASS & CERAMICS - 0.2%
  100,000  Fraser & Neave Ltd.                  224,963
                                           ------------
           MISC. MANUFACTURING - 0.8%
  820,000  R.J. Reynolds Berhad               1,262,481
                                           ------------
           REAL ESTATE - 1.7%
2,779,000  Island & Peninsular Berhad         2,575,456
                                           ------------
           SERVICES - 1.1%
  561,500  Genting Berhad                     1,577,907
                                           ------------
           TOTAL MALAYSIA
           (COST $26,018,189)                12,000,251
                                           ------------
           PHILIPPINES - 3.5%
           COMMUNICATION - 1.6%
   96,340  Philippine Long Distance
             Telephone                        2,401,638
                                           ------------
           COMMON STOCKS
   SHARES                                     VALUE US$
- ---------                                  ------------
           PHILIPPINES (CONCLUDED)
           ELECTRICITY & GAS - 0.7%
  315,315  Manila Electric Co. 'B'              970,200
                                           ------------
           MINING - 0.3%
5,496,000  Belle Corporation*                   501,060
1,099,200  Belle Corporation Wts. (2)*              203
                                           ------------
                                                501,263
                                           ------------
           REAL ESTATE - 0.9%
3,323,768  Ayala Land, Inc. 'B'               1,302,046
                                           ------------
           TOTAL PHILIPPINES
           (COST $7,831,441)                  5,175,147
                                           ------------
          SINGAPORE - 9.7%
           BANKING - 3.1%
  576,000  Overseas Union Bank Ltd.           1,923,664
  500,880  United Overseas Bank Ltd.          2,772,046
                                           ------------
                                              4,695,710
                                           ------------
           GLASS & CERAMICS - 0.4%
  110,000  Fraser & Neave Ltd.                  552,799
                                           ------------
           MACHINERY & ENGINEERING - 1.6%
  760,000  Keppel Corp., Ltd.                 2,407,634
                                           ------------
           REAL ESTATE - 2.3%
  522,000  City Developments Ltd.             2,191,603
  748,000  DBS Land Ltd.                      1,275,216
                                           ------------
                                              3,466,819
                                           ------------
           SERVICES - 2.3%
  253,200  Singapore Press Holdings Ltd.      3,495,191
                                           ------------
           TOTAL SINGAPORE
           (COST $22,240,842)                14,618,153
                                           ------------
           THAILAND - 1.6%
           COMMUNICATIONS - 0.4%
  630,000  TelecomAsia Corp.*                   277,262
  183,000  Total Access Communication
             Co., Ltd.                          349,530
                                           ------------
                                                626,792
                                           ------------
           ELECTRICITY & GAS - 0.6%
  582,200  Electricity Generating Public
             Co., Ltd.                          953,726
                                           ------------
           MINING - 0.3%
   49,000  PTT Exploration and Production
             Public Company Limited             491,198
                                           ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1997

             COMMON STOCKS
     SHARES                                   VALUE US$
  -----------                                ------------
             REAL ESTATE - 0.3%
             Land & House Corp. Limited
             TOTAL THAILAND                     364,694
             (COST $7,720,378)             ------------
             TOTAL COMMON STOCKS
             (COST $173,241,618)              2,436,410
             COMMON STOCKS                 ------------
    426,171                                 127,522,463
  PRINCIPAL                                ------------
     AMOUNT                                   VALUE US$
- -----------                                ------------
      (000)

             SHORT-TERM INVESTMENTS - 12.6%
             REPURCHASE AGREEMENT - 12.6%
U.S.$19,000  With Chase Securities
             Incorporated dated 10/31/97
             5.55%, due 11/03/97
             (repurchase proceeds
             $19,008,788); collateralized
             by: $17,885,000 U.S.
             Treasury Note, 6.875%, due
             5/15/06 (value $19,947,546)
             (COST $19,000,000)              19,000,000
                                           ------------
             TOTAL INVESTMENTS
             (COST $192,241,618) - 97.4%    146,522,463
             Other assets less
               liabilities - 2.6%             3,883,112
                                           ------------
             Net Assets - 100%             $150,405,575
                                           ------------
                                           ------------

* Non-income producing security.
(a) American Depositary Receipt.
(1) Priced at fair value as determined by the Investment Adviser and approved by the Board of Directors.
(2) The warrants enable the holder to subscribe to one share for every warrant held at PHP 8.50 per share. The warrants can be exercised from 10/06/98 thru 12/31/00.
Percentages are based on net assets.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
      Investments in securities, at value (cost $173,241,618)    $ 127,522,463
      Repurchase agreement                                          19,000,000
      Cash                                                           3,514,982
      Foreign currency, at value (cost $14,556)                         14,556
      Receivable for securities sold                                 1,755,433
      Receivable for dividends                                         225,566
      Receivable for interest                                           19,383
      Unrealized appreciation on forward foreign currency
        contracts                                                        1,260
      Deferred organization expenses                                    39,567
      Prepaid expenses                                                   9,924
                                                                 -------------

                  Total Assets                                     152,103,134
                                                                 -------------

LIABILITIES:
      Payable for securities purchased                                 991,206
      Estimated tax liability on Indian investments (Note 5)           209,820
      Investment advisory fee payable                                  142,321
      Administration fee payable                                        35,580
      Unrealized depreciation on forward foreign currency
        contracts                                                          205
      Accrued expenses payable and other liabilities                   318,427
                                                                 -------------

                  Total Liabilities                                  1,697,559
                                                                 -------------
                  Net Assets                                     $ 150,405,575
                                                                 -------------
                                                                 -------------

 NET ASSETS WERE COMPOSED OF:
      Capital Stock, par value ($.01 per share, applicable to
        19,607,100 shares issued: authorized 100,000,000
        shares)                                                  $     196,071
      Paid-in-capital in excess of par                             270,878,538
      Treasury Stock at cost (3,500,000 shares--Note 6)            (45,640,000)
      Accumulated net investment loss                                 (245,643)
      Accumulated net realized losses from investments             (28,855,504)
      Net unrealized depreciation of investments (net of
        estimated tax liability on Indian investments of
        $209,820 - Note 5)                                         (45,928,975)
      Net unrealized appreciation on translation of assets and
        liabilities in foreign currencies and forward foreign
        currency contracts                                               1,088
                                                                 -------------

                  Net Assets                                     $ 150,405,575
                                                                 -------------
                                                                 -------------
                  Net asset value per share ($150,405,575
                    divided by 16,107,100 shares outstanding)    $        9.34
                                                                 -------------
                                                                 -------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:
      Dividends (net of foreign withholding taxes of $133,393)    $  2,597,793
      Interest and discount earned                                     784,509
                                                                  ------------

                  Total Investment Income                            3,382,302
                                                                  ------------

EXPENSES:
      Investment advisory fee                                        2,301,847
      Administration fee                                               575,461
      Legal fees and expenses                                          385,107
      Custodian's fees and expenses                                    282,580
      Transfer agent's fees and expenses                               183,596
      Reports to shareholders                                          138,858
      Directors' fees and expenses                                      72,116
      Insurance expense                                                 53,295
      Independent accountants' fees and expenses                        35,791
      Amortization of deferred organization expenses                    33,981
      Registration fees                                                 24,260
      Miscellaneous expenses                                            12,235
                                                                  ------------
                  Total Expenses                                     4,099,127
                                                                  ------------

NET INVESTMENT LOSS                                                   (716,825)
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
    Net realized gain (loss) from:
      Investments (net of taxes paid on Indian Investments of
        $212,364)                                                    3,269,878
      Foreign currency transactions and forward foreign currency
        contracts                                                     (160,676)
    Net change in unrealized appreciation (depreciation) on:
      Investments (net of change in estimated tax liability on
        Indian investments of $56,530 - Note 5)                    (62,130,824)
      Translation of assets and liabilities in foreign
        currencies and forward foreign currency contracts                3,541
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS                                            (59,018,081)
                                                                  ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(59,734,906)
                                                                  ------------
                                                                  ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              FOR THE YEAR       FOR THE YEAR
                                                  ENDED              ENDED
                                            OCTOBER 31, 1997   OCTOBER 31, 1996
--------------------------------------------------------------------------------

INCREASE(DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment loss                     $    (716,825)     $    (508,543)
      Net realized gain from investment
        transactions                              3,269,878             21,946
      Net realized gain (loss) from
        foreign currency transactions and
        forward foreign currency contracts         (160,676)         2,568,860
      Net change in unrealized
        appreciation (depreciation) on
        investments (net of estimated tax
        liability on Indian investments of
        $209,820 and $266,350,
        respectively - Note 5)                  (62,130,824)         8,574,019
      Net change in unrealized
        appreciation (depreciation) on
        translation of assets and
        liabilities in foreign currencies
        and forward foreign currency
        contracts                                     3,541           (245,390)
                                            -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     (59,734,906)        10,410,892
                                            -----------------  -----------------
DIVIDENDS TO SHAREHOLDERS:
      Investment income-net                      (1,826,573)           -
                                            -----------------  -----------------
CAPITAL STOCK TRANSACTIONS (NOTE 6):
      Cost of shares redeemed pursuant to
        tender offer                            (45,640,000)           -
      Tender offer costs charged to paid
        in capital in excess of par                (237,658)           (53,304)
                                            -----------------  -----------------
TOTAL CAPITAL STOCK TRANSACTIONS                (45,877,658)           (53,304)
                                            -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS        (107,439,137)        10,357,588
                                            -----------------  -----------------
NET ASSETS:
      Beginning of year                         257,844,712        247,487,124
                                            -----------------  -----------------
      End of year (including undistributed
        (accumulated) net investment
        income (loss) of $(245,643) and
        $1,826,585 for the years ended
        1997 and 1996, respectively)          $ 150,405,575      $ 257,844,712
                                            -----------------  -----------------
                                            -----------------  -----------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

FINANCIAL HIGHLIGHTS

    Selected Per Share Data and Ratios:

                                                FOR THE      FOR THE      FOR THE
                                                 YEAR         YEAR         YEAR       DECEMBER 30,
                                                 ENDED        ENDED        ENDED        1993* TO
                                              OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    OCTOBER 31,
                                                 1997         1996         1995           1994
- ----------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   13.15    $   12.62    $   13.84    $   14.01**
Investment Operations:
Net investment income (loss)                       (0.05)       (0.03)        0.02        (0.01)
Net realized and unrealized gain (loss) on
  investments (net of estimated tax
  liability on Indian investments) and
  foreign currency transactions and foreign
  currency contracts                               (3.66)        0.56        (1.24)       (0.16)
                                              -----------  -----------  -----------     -------
Total from investment operations                   (3.71)        0.53        (1.22)       (0.17)
                                              -----------  -----------  -----------     -------
Less dividends from investment income-net          (0.09)       -            -              -
                                              -----------  -----------  -----------     -------
Tender offer costs charged to
  paid-in-capital in excess of par                 (0.01)           -+      -            -
                                              -----------  -----------  -----------     -------
Net asset value, end of period                $     9.34   $    13.15   $    12.62   $    13.84
                                              -----------  -----------  -----------     -------
                                              -----------  -----------  -----------     -------
Market value, end of period                   $     8.50   $    12.00   $   11.125   $    12.00
                                              -----------  -----------  -----------     -------
                                              -----------  -----------  -----------     -------
Total investment return based on (1):
Market value                                      (28.62 )%      7.87%       (7.29 )%     (20.00     )%
                                              -----------  -----------  -----------     -------
                                              -----------  -----------  -----------     -------
Net asset value                                   (28.43 )%      4.20%       (8.82 )%      (1.21     )%
                                              -----------  -----------  -----------     -------
                                              -----------  -----------  -----------     -------
Ratio/Supplementary Data:
Net assets, end of period (Millions)          $   150.41   $   257.84   $   247.49   $   271.42
Ratio of expenses to average net assets             1.78 %       1.57 %       1.65 %       1.59     %***
Ratio of expenses to average net assets
  excluding conversion costs (Note 7)               1.59 %     -            -            -
Ratio of net investment income (loss) to
  average net assets                               (0.31 )%      (0.19 )%       0.12 %      (0.10     )%***
Portfolio turnover rate                            39.14 %      34.71 %      66.79 %      19.76     %
Average commission rate per share****         $   0.0142   $   0.0224          N/A          N/A

       * Commencement of investment operations.

      ** Net of $.09 offering expenses.

     *** Annualized.

    **** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for trades on which a commission is charged.

      + Less than $0.01 per share.
     (1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions paid to purchase shares of the Fund. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment returns for periods of less than one full year are not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1997

1.  SIGNIFICANT ACCOUNTING POLICIES:

        Schroder Asian Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Fund was incorporated in Maryland on November 5, 1993 and investment operations commenced on December 30, 1993. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION

        Portfolio securities listed or traded on a recognized stock exchange or NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are principally traded. Other securities for which market quotations are readily available are valued at the last sales price prior to the time of determination. If there is no sales price on such date, and if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices. The value of a foreign security is determined in its national currency as of 9:00 a.m., New York time, and that value is then converted into its U.S. dollar equivalent on the day of valuation as of 11:30 a.m., New York time. Securities for which market quotations are not readily available, and securities for which, in the judgment of the Investment Adviser, the prices or values available do not represent the fair value of the instrument, are valued at fair value, pursuant to the Fund's pricing procedures as determined by the Adviser and approved in good faith by the Board of Directors. In determining the fair value of such securities, the Adviser and the Board consider all relevant information, including but not limited to types of securities, current financial and market information and restrictions on dispositions. The values assigned to the securities holdings do not necessarily represent amounts which might ultimately be realized upon their sale or other disposition, since such amounts depend on future circumstances and cannot reasonably be determined until the actual disposition occurs. However, because of the inherent uncertainty of such valuations, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At October 31, 1997, the portfolio contained three securities for which market quotations were not readily available and which were fair valued pursuant to the Fund's procedures. These securities had a total value of $2,453,134 representing 1.6% of the Fund's net assets.

        The Fund may enter into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities. The underlying collateral is valued daily on a marked-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of a default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME

        Security transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the identified cost basis.

    FOREIGN CURRENCY TRANSLATION

        Foreign currency amounts denominated in or expected to settle in foreign currencies ("FC") are translated into U.S. dollars on the following basis: market value of investment securities and other assets and liabilities at

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) the rate of exchange at the end of the respective period, purchases and sales of investment securities and income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from the investment.

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses include changes in the value of assets and liabilities, other than investments in securities at fiscal year end, arising as a result of changes in the exchange rate.

    DIVIDENDS AND DISTRIBUTIONS

        Dividends and distributions payable by the Fund, if any, are accrued on the ex-dividend date. Dividends from net investment income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and net investment losses. As a result of these differences, at October 31, 1997, the Fund decreased paid-in-capital by $549,102, decreased accumulated net investment loss by $471,170, decreased accumulated net realized losses from investments by $20,769 and decreased accumulated net realized losses from foreign currency transactions and forward foreign currency contracts by $57,163. Net assets were not affected by the reclassification.

    FORWARD FOREIGN CURRENCY CONTRACTS

        The Fund may enter into forward contracts to purchase or sell FCs to protect against the effect of possible adverse movements in foreign exchange rates on the U.S. dollar value of the underlying portfolio. Risks associated with such contracts include the movement in value of the FC relative to the U.S. dollar and the ability of the counterparty to perform. Forward foreign currency contracts are valued at the forward rate and are marked-to-market weekly. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlement.

    ORGANIZATIONAL COSTS

        Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight line basis over a five-year period from the commencement of investment operations.

    USE OF ESTIMATES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2.  PURCHASES AND SALES OF SECURITIES:

        The aggregate cost of securities purchased and the proceeds from sales of securities, excluding short-term investments, for the year ended October 31, 1997 were $83,156,326 and $149,297,647, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  FORWARD FOREIGN CURRENCY CONTRACTS AS OF OCTOBER 31, 1997:

                       CONTRACTS TO                                             UNREALIZED
                         DELIVER/     SETTLEMENT    IN EXCHANGE                APPRECIATION/
                          RECEIVE        DATE           FOR          VALUE    (DEPRECIATION)
- ---------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
Hong Kong Dollar        USD  331,191   11/03/97     HKD 2,560,505  $ 331,242     $      51
Hong Kong Dollar        USD  273,378   11/03/97     HKD 2,113,543    273,420            42
Japanese Yen            USD   48,201   11/04/97    JPY  5,815,412     48,377           176
Japanese Yen            USD   13,864   11/06/97    JPY  1,664,057     13,843           (21)
Malaysian Ringit        USD  177,931   11/06/97      MYR  596,995    178,474           543
Malaysian Ringit        USD  145,401   11/07/97      MYR  487,865    145,849           448
                                                                                    ------
                                                                       Total     $   1,239
                                                                                    ------
                                                                                    ------
CONTRACTS TO SELL:
Hong Kong Dollar       HKD 2,403,436   11/03/97     USD  (310,875)  (310,923)          (48)
Malaysian Ringit        MYR  149,715   11/06/97     USD   (44,622)   (44,758)         (136)
                                                                                    ------
                                                                       Total  $       (184   )
                                                                                    ------
                                                                                    ------

4. INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

        The Fund retains Schroder Capital Management International, Inc. as Investment Adviser (the "Adviser"). The Investment Advisory Agreement, as amended on May 16, 1996, provides for a monthly fee at the annual rate of
    (1) 1.00% of the Fund's average weekly net assets up to and including $300 million, and (2) 0.85% of the Fund's average weekly net assets in excess of $300 million. The Fund paid or accrued fees to the Adviser of $2,301,847 for the year ended October 31, 1997.

        The Fund retains Princeton Administrators, L.P. as the Administrator. Pursuant to the administration agreement, as amended on May 16, 1996, the Administrator receives a monthly fee equal to the greater of (a) $150,000 per annum or (b) an annual rate of (1) 0.25% of the Fund's average weekly net assets up to and including $300 million, and (2) 0.22% of the Fund's average weekly net assets in excess of $300 million.The Fund paid or accrued fees to the Administrator of $575,461 for the year ended October 31, 1997.

        Several individuals who are directors and/or officers of the Fund are also directors or officers of the Investment Advisor or its affiliates.

5.  FEDERAL INCOME TAXES:

        Since it is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders, no Federal income tax provision is required.

        For Federal income tax purposes, the tax basis of investment securities owned is $192,677,609. At October 31, 1997, net unrealized depreciation on investments was $(46,155,146). This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $11,066,950 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $57,222,096.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

        For Federal income tax purposes, the Fund had a capital loss carry forward as of October 31, 1997 of $28,664,146 ($2,615,657 expiring in 2002 and $26,048,489 expiring in 2003) which is available to offset future capital gains, subject to limitations imposed under the Internal Revenue Code.

        Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. Indian tax regulateons require that taxes be paid on capital gains realized by the Fund. At October 31, 1997, the Fund decreased net unrealized appreciation by the estimated tax liability attributable to Indian investments of $209,820.

6.  CAPITAL STOCK:

        There are 100,000,000 shares of $.01 par value common stock authorized. There are 16,107,100 shares issued and outstanding as of October 31, 1997.

        On February 18, 1997, the Fund's Board of Directors approved a tender offer (the "Tender Offer") to purchase up to 3.5 million shares of outstanding common stock. The offer commenced on February 19, 1997 and expired on March 20, 1997. The Fund received tenders representing 13,268,062 shares of common stock. Pursuant to the terms of the Tender Offer, the Fund determined to accept 3.5 million common shares. As a result of the Tender Offer, the Fund purchased 3.5 million shares for a total of $45,640,000.

        As of October 31,1997 and October 31, 1996, costs incurred in connection with the tender offer in the amount of $237,658 and $53,304, respectively, have been charged to paid-in-capital in excess of par.

7.  SUBSEQUENT EVENT:

        On October 24, 1997, the shareholders of the Fund approved management's proposal to convert the Fund from a closed-end to an open-end investment company (the "Conversion"). Approval of this proposal included approval of
    (1) amendments to the fundamental policies of the Fund to enable the Fund to participate in an open-end Core and Gateway fund structure, (2) new investment advisory agreements with the Investment Adviser to take effect upon the Conversion, (3) changing the Fund's subclassification under the Investment Company Act from a closed-end to an open-end company, and (4) adopting an Agreement and Plan of Reorganization pursuant to which the Fund would reorganize from a Maryland corporation into a Delaware business trust. Following the Conversion, shares of the Fund will be subject to an asset-based shareholder servicing fee of 0.25% per annum, and, for shares purchased after the Conversion through brokers or other financial intermediaries, a front-end sales charge based on the size of the purchase. In addition, during the first six months after the conversion, open-end shares received by stockholders of the Fund in the Conversion will be subject to a redemption fee of 2.00%. Following the Conversion, stockholders will be able to buy and sell at a price based on net asset value, subject for the first six months to a redemption fee of 2.00%. In the course of converting to an open-end fund, the Fund will also (a) convert from a Maryland corporation to a Delaware business trust; and (b) commence operating in a Core-and-Gateway fund-of-funds structure. There will be no change in the Fund's investment objective and strategy. Schroder Capital Management International, Inc. will continue to serve as investment adviser for the Fund's investments.

        As of October 31, 1997, costs incurred in connection with the Conversion amounted to $431,366, the majority of which related to legal and transfer agent fees.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

PROXY RESULTS

    During the year ended October 31, 1997, Schroder Asian Growth Fund, Inc. shareholders voted on the following proposals. The proposals were approved at the annual meeting of shareholders held on June 3, 1997. The description of the proposals and number of shares voted are as follows:

- -------------------------------------------------------------------------------------------------------
                                                                                 SHARES
                                                                                VOTED FOR   ABSTENTIONS
- -------------------------------------------------------------------------------------------------------
1.         To elect certain Directors:        John I. Howell(1)                12,144,007      639,784
                                                                               12,148,287      635,504
                                              David M.
                                              Salisbury(1)
                                                                               12,146,872      636,919
                                              Louise Croset(2)

(1) Nominee for Class II director to serve until 2000 annual meeting of stockholders

(2) Nominee for Class III director to serve until 1998 annual meeting of stockholders
- -------------------------------------------------------------------------------------------------------

                                                                                 SHARES
                                                                    SHARES        VOTED
                                                                   VOTED FOR     AGAINST    ABSTENTIONS
- -------------------------------------------------------------------------------------------------------
2.         To ratify the selection of Coopers & Lybrand L.L.P.
            as the Fund's independent accountants.                12,366,765      268,458      148,568
- -------------------------------------------------------------------------------------------------------

    The following proposals were voted on at the Special Meeting of Stockholders, October 24, 1997. The proposal to approve the Conversion of the Fund to an open-end Core and Gateway Fund Structure, which required the affirmative vote of holders of two-thirds of the outstanding shares of the Fund, was approved. The proposal to eliminate the tender offer undertaking set forth in the Fund's prospectus dated December 22, 1993, which required the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, was not approved.

                                                                            SHARES       SHARES
                                                                             VOTED        VOTED
                                                                              FOR        AGAINST     ABSTAIN
                                                                          -----------  -----------  ---------
1.         TO APPROVE THE CONVERSION OF THE FUND TO AN OPEN-END CORE AND  10,834,272      312,118     134,720
           GATEWAY FUND STRUCTURE
2.         TO ELIMINATE THE TENDER OFFER UNDERTAKING SET FORTH IN THE      7,121,328      437,017     253,171
           FUND'S PROSPECTUS

DIVIDEND REINVESTMENT PLAN

    Shareholders whose shares are registered in their own names may elect to be participants in the Dividend Reinvestment Plan (the "Plan"), pursuant to which dividends and capital gain distributions to shareholders will be paid in or reinvested in additional shares of the Fund (the "Dividend Shares"). State Street Bank and Trust Company (the "Plan Agent") will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank, or other nominee should contact such nominee to see if it will participate in the Plan on the shareholders' behalf. If the nominee is unable to do so, the shareholder may wish to request that their shares be reregistered in the shareholder's own name.

    A shareholder may elect to withdraw from the Plan without penalty at any time upon written notice to the Plan Agent. When a participant withdraws from the Plan, or upon termination of the Plan, certificates for whole Dividend Shares credited to the shareholder's account under the Plan will be issued and cash payment will be made for any fractional Dividend Shares credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent dividends and distributions in cash. Elections will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date; otherwise, such termination will be effective after the investment of the then current dividend or distribution. If a withdrawing shareholder requests the Plan Agent to sell the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------
shareholder's Dividend Shares upon withdrawal from participation in the Plan, the withdrawing shareholder will be required to pay a $2.50 fee plus brokerage commission.

    Whenever the Fund declares a distribution from capital gains or an income dividend either in cash or in shares of the Fund, participants in the Plan will receive shares of the Fund. Whenever the market price per share is equal to or exceeds the net asset value of the valuation date, participants will be issued shares of the Fund at a price per share equal to the greater of (a) the net asset value per share on the date or (b) 95% of the market price of the Fund's shares on the date. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the New York Stock Exchange, the immediately preceding trading day. The Fund will not issue Dividend Shares under the Plan at a price below net asset value. If net asset value exceeds the market price of Fund shares as of the valuation date, or if the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchase, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer Dividend Shares than if the dividend or capital gains distribution had been paid in shares issued by the Fund.

    The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those Dividend Shares purchased pursuant to the Plan.

    There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Agent's fee for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to Dividend Shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions.

    The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. Federal income tax that may be payable on such dividends or distributions. To the extent dividends and distributions are reinvested in additional Shares issued by the Fund, participants should be treated for U.S. Federal income tax purposes as receiving a distribution in an amount equal the fair market value, determined as of the valuation date, of the shares received (regardless of the net asset value of the shares on the valuation date), and should have a cost basis in such shares equal to such fair market value.

    Experience under the plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to notice of the change sent to participants in the plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Plan Agent at least 90 days prior written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at State Street Bank and Trust Company, P.O. Box 8200, Boston, Massachusetts 02266-8200, at 1-800-426-5523.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND, INC.
------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Schroder Asian Growth Fund, Inc.

    We have audited the accompanying statement of assets and liabilities of Schroder Asian Growth Fund, Inc., including the schedule of investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the three years in the period then ended, and for the period December 30, 1993 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schroder Asian Growth Fund, Inc. as of October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and financial highlights for the three years in the period then ended and for the period December 30, 1993 (commencement of operations) to October 31, 1994, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

New York, New York
December 4, 1997


                                       B-15

                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements

                  Prospectus: Financial Highlights for Schroder Asian Growth Fund, Inc. (Audited). Financial Highlights for Schroder All-Asia Fund (Unaudited).

                    Statement of Additional Information: Unaudited financial statements for the fiscal period ended April 30, 1998, including Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights and Portfolio of Investments for Schroder All-Asia Fund, incorporated by reference therein, and filed via EDGAR on Form N-30D on July 16, 1998, accession number 0001004402-98-000393. Audited financial statements for the fiscal year ended October 31, 1997 for Schroder Asian Growth Fund, Inc. are included as Appendix B to the Statement of Additional Information.


         (b)      Exhibits

                  (1)       Trust Instrument of Schroder Series Trust II (see
                            Note 1).

                  (2)       Not Applicable.

                  (3)       Not Applicable.

                  (4) See the following Articles and Sections in the Trust Instrument filed as Exhibit 1: Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11, Article
                            III,  Section  3.08;  Article  VII;  Article IX; and
                            Article X, Section 10.03.

                  (5) Investment Advisory Agreement between the Registrant and Schroder Capital Management International Inc. dated as of December 9, 1997 (see Note 2).

                  (6) Distribution Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of December 9, 1997 (see Note 2).

                  (7)       Not Applicable.

                  (8) Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of December 9, 1997 (see Note 2).

                  (9)(a) Administration Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of December 9, 1997 (see Note 2).

                      (b) Subadministration Agreement between the Registrant and Forum Administrative Services, LLC dated as of December 9, 1997 (see Note 2).

                      (c) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company dated as of March 20, 1998 (see Note 2).

                  (d) Fund Accounting Agreement between the Registrant and Forum Accounting Services, LLC (see Note 2).

              (10) Opinion and Consent of Smith, Katzenstein & Furlow, LLP, dated March 16, 1998 (see Note 2).


              (11) Consent of PricewaterhouseCoopers LLP, independent auditors of the Registrant, dated July 29, 1998 (filed herewith).


              (12)       Not Applicable.

              (13) Agreement and Plan of Reorganization between Schroder Asian Growth Fund, Inc. and the Registrant dated as of March 20, 1998 (see Note 2).

              (14)       Not Applicable.

              (15)       Not Applicable.

              (16)       Performance Calculations (filed herewith)

              (17)       Financial Data Schedule (filed herewith).

              (18)       Not Applicable.


               Other Exhibits:

                     Power of Attorney for Hermann C. Schwab (see Note 1).

                     Power of Attorney for Clarence F.  Michalis  (see Note 1).

                     Power of Attorney for Mark J. Smith (see Note 1).

                     Power of Attorney for William L. Means (filled herewith).

                     Power of Attorney for  Peter E. Guernsey (filed herewith).

                     Power of Attorney for John I. Howell (filed herewith).

                     Power of Attorney for I. Peter Sedgwick (filed herewith).

                     Power of Attorney for Fergal Cassidy (filed herewith).

                     Power of Attorney for Louise Croset (filed herewith).

                     Power of Attorney for David M. Salisbury (filed herewith).
----------------
Notes:
         1.       Exhibit   incorporated   by  reference  as  filed  on  initial
                  registration   statement  via  EDGAR  on  December  22,  1997,
                  accession number 0001004402-97-000270.

         2.       Exhibit  incorporated  by  reference as filed on PreEA No. via
                  EDGAR   1   on    March    17,    1998,    accession    number
                  0001004402-98-000185.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           -------------------------------------------------------------------------- -------------------------------
                                                                                         Number of Recordholders
           Title of Class (Fund)                                                              as of 7/15/98
           -------------------------------------------------------------------------- -------------------------------

           -------------------------------------------------------------------------- -------------------------------
           Schroder All-Asia Fund Class A Shares                                                  1,878
           -------------------------------------------------------------------------- -------------------------------

ITEM 27.  INDEMNIFICATION

         Section 10.02 of the Registrant's Trust Instrument reads as follows:

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (1) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred in the settlement thereof; and (2) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:
(1) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (2) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either: (1) such Covered Person shall have provided appropriate security for such undertaking; (2) the Trust is insured against losses arising out of any such advance payments; or (3) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Schroder Capital Management International, Inc. ("SCMI")

Following is a description of any business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each trustee or officer of any such investment adviser, is or has been, at any time during the past two years, engaged for his or her own account or in the capacity of trustee, officer or employee. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd."), a United Kingdom affiliate of SCMI, provides investment management services to international clients located principally in the United Kingdom.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connections
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David M. Salisbury                 Chairman, Director                   SCMI

                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard R. Foulkes                 Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John A. Troiano                    Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sharon L. Haugh                    Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director, Chairman                   Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Cairman, Director                    Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------



                                       90



           ---------------------------------- ------------------------------------ ----------------------------------
           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Mark J. Smith                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert G. Davy                     Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jane P. Lucas                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           David R. Robertson                 Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              Senior Vice President                Schroder Fund Advisors Inc..

                                                                                   ----------------------------------
                                              ------------------------------------

                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Michael M. Perlstein               Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroders Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Managing Director                    MacKay Shields Financial
                                                                                   Corporation
                                                                                   resigned 11/96

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Louise Croset                      First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------

                                              First Vice President                 Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Abdallah Nauphal                   Group Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Group Vice President, Director       Schroder Capital Management Inc.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Ellen B. Sullivan                  Group Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

           ---------------------------------- ------------------------------------ ----------------------------------



                                       91



           ---------------------------------- ------------------------------------ ----------------------------------

           Catherine A. Mazza                 Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              President, Director                  Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee                              and Officer Certain open end
                                                                                   management investment companies
                                                                                   for which SCMI and/or its
                                                                                   affiliates provide investment
                                                                                   services.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Heather Crighton                   First Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              First Vice President, Director       Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Fariba Talebi                      Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                             Certain open end management
                                                                                  investment companies for
                                                                                  which SCMI and/or its
                                                                                  affiliates provide investment
                                                                                  services.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Ira Unschuld                       Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              Officer                             Certain open end management
                                                                                   investment companies for
                                                                                   which  SCMI and/or
                                                                                   its  affiliates  provide
                                                                                   investment services.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Paul M. Morris                     Senior Vice President                SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Susan B. Kenneally                 First Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              First Vice President, Director       Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Jennifer A. Bonathan               First Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              First Vice President, Director       Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------


*Schroder Ltd and Schroders plc. are located at 33 Gutter Lane, London EC2V 8AS, United Kingdom.


ITEM 29. PRINCIPAL UNDERWRITERS

         (a)      Schroder  Fund  Advisors  Inc.,  the  Registrant's   principal
                  underwriter, also serves as principal underwriter for Schroder Capital Funds (Delaware).

         (b) Following is information with respect to each officer and director of Schroder Fund Advisors Inc., the Distributor of the shares of Schroder All Asia Fund (sole series of the Registrant):

                  Catherine A.  Mazza, President.*

                  Mark J. Smith,  Director and Senior Vice President.*

                  Sharon L. Haugh,  Chairman and Director.*

                  Fergal Cassidy,  Treasurer and Chief Financial Officer.*

                  Alexandra Poe,  Secretary and Senior Vice President.*

                  Jane P. Lucas,  Director.*

                  * Address for each is 787 Seventh Avenue, 34th Floor, New York, New York 10019 except for Mark J. Smith,whose address is 33 Gutter Lane, London, England, EC2V 8AS.

         (c)      Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant with respect to its series under Section 31(a) of the Investment Company Act of 1940, and the Rules thereunder, are maintained at the offices of Schroder Capital Management International Inc. (investment management records) and Schroder Fund Advisors Inc. (administrator and distributor records), 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

(a) Forum Accounting Services, LLC, Two Portland Square, Portland, Maine 04101 (fund accounting records).

(b) Forum Administrative  Services,  LLC, Two Portland Square,  Portland,  Maine
04101   (corporate   minutes   and  all  other   records   required   under  the
Subadministration Agreement).

(c) Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts 02171 (shareholder records).

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS


(a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, if any, relating to the series or class thereof to which the Prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 30th day of July, 1998.


                                                SCHRODER SERIES TRUST II

                                                By:      /S/ CATHERINE A. MAZZA
                                                   ----------------------------
                                                         Catherine A. Mazza
                                                         Vice President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons on the 30th day of July, 1998.


         SIGNATURES                                        TITLE

(a)      Principal Executive Officer

         Louise Croset                                     President

         *By:     /S/ THOMAS G. SHEEHAN
               -----------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         Fergal Cassidy*                                   Treasurer

         *By:     /S/ THOMAS G. SHEEHAN
               ----------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(c)      The Trustees

         I. Peter Sedgwick*                                Trustee and Chairman
         Peter E. Guernsey*                                Trustee
         John I. Howell*                                   Trustee
         William L. Means*                                 Trustee
         David M. Salisbury*                               Trustee
         Louise Croset*                                    Trustee

         *By:     /S/ THOMAS G. SHEEHAN
               ---------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

                                   SIGNATURES




Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement for Schroder Series Trust II to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 30th day of July, 1998.




                                                SCHRODER CAPITAL FUNDS

                                                By: /S/  CATHERINE A. MAZZA
                                                   ---------------------------
                                                      Catherine A. Mazza
                                                      Vice President



Pursuant to the requirements of the Investment Company Act of 1940, this Registration Statement amendment of Schroder Capital Funds (Delaware) has been signed below by the following persons on the 30th day of July, 1998.


SIGNATURES                                                  TITLE

(a)      Principal Executive Officer

         Mark J. Smith*                                     President

         *By      /S/ THOMAS G. SHEEHAN
               ---------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         Fergal Cassidy*                                    Treasurer

         *By      /S/ THOMAS G. SHEEHAN
               ---------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(c)      The Trustees

         Peter E. Guernsey*                                 Trustee
         John I. Howell*                                    Trustee
         Hermann C. Schwab*                                 Trustee
         Clarence F. Michalis*                              Trustee
         Mark J. Smith*                                     Trustee
         Hon. David N. Dinkins*                             Trustee
         Peter S. Knight*                                   Trustee
         Sharon L. Haugh*                                   Trustee

         *By      /S/ THOMAS G. SHEEHAN
               --------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

                                INDEX TO EXHIBITS

         EXHIBITS:



         (11)     Consent of Independent Auditors


         (16)     Performance Calculations


         (17)     Financial Data Schedules


         Other Exhibits:

                  Power of Attorney from William L. Means

                  Power of Attorney from  Peter E. Guernsey

                  Power of Attorney from John I. Howell

                  Power of Attorney from I. Peter Sedgwick

                  Power of Attorney from Fergal Cassidy

                  Power of Attorney from Louise Croset

                  Power of Attorney from David M. Salisbury